UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

AdvisorShares Dorsey Wright ADR ETF

AADR | Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$125	1.10%

How did the Fund perform last year?

The AdvisorShares Dorsey Wright ADR ETF (ticker: AADR) finished the fiscal year ended June 30th, 2024, well ahead of its benchmark, the MSCI EAFE Index. The Fund was aided by factor tailwinds as momentum strategies across the globe turned in exemplary performances. In the US, for example, momentum was up nearly 40% over the last year and beat the next best factor (quality) by nearly 10%. Performance was consistent and the Fund beat its benchmark each quarter.

The second half of 2023 saw international markets perform well despite a 10% pullback in the back half of Q3. Often these pullbacks cause leadership changes as stocks declining by less during the drawdown gain relative strength. This largely did not happen though which allowed momentum strategies across the board to stay invested in areas that continued to demonstrate strength after the pullback. One of those areas was Latin America, where the Fund had an outsized position relative to the benchmark.

The first half of 2024 saw a continuation of 2023’s success as there was very little pullback at all and trends related to AI continued to lead the market higher. While the future is unknowable, we feel this resurgence in momentum is not a one hit wonder as studies over time have shown momentum to be the most durable and successful investment factor.

The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,736	$9,804
8/2014	$9,941	$9,789
9/2014	$9,551	$9,412
10/2014	$9,697	$9,276
11/2014	$9,754	$9,402
12/2014	$9,533	$9,076
1/2015	$9,338	$9,121
2/2015	$10,042	$9,666
3/2015	$9,960	$9,519
4/2015	$10,386	$9,908
5/2015	$10,368	$9,857
6/2015	$10,036	$9,578
7/2015	$10,297	$9,777
8/2015	$9,527	$9,057
9/2015	$9,366	$8,597
10/2015	$9,921	$9,269
11/2015	$10,146	$9,125
12/2015	$9,951	$9,002
1/2016	$9,422	$8,351
2/2016	$9,331	$8,198
3/2016	$9,962	$8,732
4/2016	$9,956	$8,985
5/2016	$10,037	$8,903
6/2016	$10,142	$8,604
7/2016	$10,609	$9,040
8/2016	$10,446	$9,047
9/2016	$10,550	$9,158
10/2016	$10,823	$8,970
11/2016	$10,593	$8,792
12/2016	$10,506	$9,092
1/2017	$11,498	$9,356
2/2017	$11,659	$9,490
3/2017	$12,099	$9,751
4/2017	$12,288	$9,999
5/2017	$12,343	$10,366
6/2017	$12,214	$10,348
7/2017	$12,993	$10,646
8/2017	$13,734	$10,642
9/2017	$14,542	$10,907
10/2017	$15,046	$11,073
11/2017	$14,626	$11,189
12/2017	$15,433	$11,369
1/2018	$16,389	$11,939
2/2018	$15,863	$11,400
3/2018	$15,416	$11,194
4/2018	$15,333	$11,450
5/2018	$15,167	$11,193
6/2018	$14,101	$11,056
7/2018	$14,003	$11,328
8/2018	$13,841	$11,109
9/2018	$14,214	$11,206
10/2018	$12,300	$10,314
11/2018	$11,718	$10,301
12/2018	$10,622	$9,801
1/2019	$11,744	$10,445
2/2019	$12,238	$10,711
3/2019	$12,064	$10,779
4/2019	$12,208	$11,082
5/2019	$12,200	$10,550
6/2019	$13,233	$11,175
7/2019	$13,466	$11,034
8/2019	$13,203	$10,748
9/2019	$12,729	$11,056
10/2019	$13,448	$11,453
11/2019	$13,550	$11,582
12/2019	$14,434	$11,958
1/2020	$14,312	$11,709
2/2020	$13,206	$10,650
3/2020	$10,807	$9,229
4/2020	$12,265	$9,825
5/2020	$13,078	$10,253
6/2020	$14,167	$10,602
7/2020	$15,136	$10,849
8/2020	$15,060	$11,407
9/2020	$14,778	$11,110
10/2020	$14,261	$10,667
11/2020	$15,438	$12,320
12/2020	$16,255	$12,893
1/2021	$15,960	$12,756
2/2021	$16,667	$13,042
3/2021	$16,615	$13,342
4/2021	$17,363	$13,743
5/2021	$17,684	$14,191
6/2021	$17,764	$14,032
7/2021	$17,919	$14,137
8/2021	$18,182	$14,387
9/2021	$17,026	$13,969
10/2021	$17,426	$14,313
11/2021	$16,487	$13,647
12/2021	$17,290	$14,345
1/2022	$16,783	$13,652
2/2022	$15,831	$13,411
3/2022	$16,059	$13,497
4/2022	$14,661	$12,624
5/2022	$15,208	$12,718
6/2022	$13,232	$11,538
7/2022	$13,957	$12,113
8/2022	$13,524	$11,538
9/2022	$12,127	$10,459
10/2022	$12,991	$11,021
11/2022	$13,896	$12,262
12/2022	$13,297	$12,272
1/2023	$14,014	$13,266
2/2023	$13,524	$12,989
3/2023	$13,495	$13,311
4/2023	$13,406	$13,687
5/2023	$12,848	$13,108
6/2023	$13,853	$13,704
7/2023	$14,862	$14,148
8/2023	$14,620	$13,606
9/2023	$13,736	$13,141
10/2023	$13,305	$12,608
11/2023	$15,235	$13,778
12/2023	$15,744	$14,510
1/2024	$15,763	$14,594
2/2024	$16,372	$14,861
3/2024	$17,469	$15,350
4/2024	$17,138	$14,957
5/2024	$18,228	$15,536
6/2024	$17,544	$15,285

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	26.65%	5.80%	5.78%
AdvisorShares Dorsey Wright ADR ETF Market Price*	26.69%	5.81%	5.78%
MSCI EAFE Index (Net)	11.54%	6.46%	4.33%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$25,675,310
  Total advisory fees paid$161,647
  Total number of portfolio holdings36
  Period portfolio turnover rate45%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Apparel	1.7%
Food Service	1.9%
Insurance	2.1%
Miscellaneous Manufacturing	2.3%
Building Materials	2.3%
Beverages	2.3%
Computers	2.5%
Electric	2.6%
Transportation	2.9%
Software	2.9%
Electronics	3.9%
Diversified Financial Services	4.5%
Other	67.9%
Money Market Fund	8.9%
Assets Less Liabilities	(8.7)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM All Cap World ETF

DWAW | Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$111	0.98%

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Dorsey Wright FSM All Cap World ETF (ticker: DWAW) outperformed its benchmark, the MSCI ACWI Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes. The momentum factor has struggled for a few years before returning to favor in the back half of 2023 and continuing its strong run in the first half of 2024. Market strength was concentrated in just a few names with the lion’s shares of contribution to the S&P 500 Index’s return coming from a handful of names.

DWAW was able to capitalize on the narrow market with its exposure to the Invesco QQQ Trust (QQQ) and eventual exposure to the iShares Morningstar Growth ETF (ILCG) both of which were heavily weighted to the few names that drove broad market performance. DWAW picked up exposure to the momentum factor via the iShares MSCI USA Momentum Factor ETF (MTUM) in February which highlights the strength in momentum strategies over the last few quarters.

The MSCI All Country World Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	25.97%	11.25%
AdvisorShares Dorsey Wright FSM All Cap World ETF (MKT)*	25.81%	11.23%
MSCI All Country World Index (Net)	19.38%	9.89%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The MSCI All Country World Index (Net) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$79,975,410
  Total advisory fees paid$586,901
  Total number of portfolio holdings4
  Period portfolio turnover rate154%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Equity Fund	99.9%
Money Market Funds	3.7%
Assets Less Liabilities	(3.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM US Core ETF

DWUS | Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$107	0.94%

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Dorsey Wright FSM US Core ETF (ticker: DWUS) outperformed its benchmark, the S&P 500 Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs. The momentum factor has struggled for a few years before catching fire in the back half of 2023 and has continued its strong run in the first half of 2024. Market strength was concentrated in just a few names with the lion’s shares of contribution to the S&P 500 Index’s return coming from a handful of names.

DWUS was able to capitalize on the narrow market with its exposure to the Invesco QQQ Trust which is heavily weighted to the few names that drove broad market performance. DWUS picked up exposure to the momentum factor via the iShares MSCI USA Momentum Factor ETF (MTUM) in February which highlights the strength in momentum strategies over the last few quarters.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	27.72%	15.23%
AdvisorShares Dorsey Wright FSM U.S. Core ETF (MKT)*	27.77%	15.22%
S&P 500 Index	24.56%	14.08%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$111,940,230
  Total advisory fees paid$738,177
  Total number of portfolio holdings3
  Period portfolio turnover rate99%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Holdings	% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.2%
Assets Less Liabilities	-%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright Short ETF

DWSH | Nasdaq Stock Market LLC

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$366	3.77%

How did the Fund perform last year?

The AdvisorShares Dorsey Wright Short ETF (ticker: DWSH) finished the fiscal year ended June 30th, 2024, well ahead of its benchmark, the inverse of the S&P 500 Index. Downside momentum helped the fund tremendously as laggard stocks have been underperforming. Much of this has come from the fact that the S&P 500’s returns have been dominated by the largest cap stocks. Meanwhile, the smaller cap stocks haven’t performed as well. This has set up opportunities to outperform by shorting these smaller cap stocks while largely avoiding shorts in large caps.

The second half of 2023 saw the Fund underperform the benchmark as many of the laggards rebounded sharply off the bottom in October. Despite this, the first half of 2024 provided many opportunities for the Fund to outperform. In fact, while the S&P 500 rallied over 15% in the first half, DWSH managed to post a positive return of 6.67%. Also, currently nearly 20% of the Fund has declined over 40% since we shorted them showing the stark divergence in the market. While it’s hard to say whether this level of outperformance will remain, we know over time these stocks are more likely to have negative outcomes as companies rarely collapse in a positive trend.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	- 5.70%	- 19.75%	- 16.86%
AdvisorShares Dorsey Wright Short ETF (MKT)*	- 5.60%	- 19.80%	- 16.89%
S&P 500 Index	24.56%	15.05%	13.80%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$10,989,121
  Total advisory fees paid$127,282
  Total number of portfolio holdings102
  Period portfolio turnover rate253%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Retail	(10.0)%
Healthcare - Products	(8.7)%
Biotechnology	(7.9)%
REITS	(6.4)%
Pharmaceuticals	(5.4)%
Media	(5.0)%
Software	(4.5)%
Computers	(4.5)%
Transportation	(4.4)%
Internet	(3.6)%
Semiconductors	(3.3)%
Commercial Services	(3.1)%
Other	(39.5)%
Money Market Fund	237.1%
Assets Less Liabilities	(30.8)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Focused Equity ETF

CWS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$78	0.72%

How did the Fund perform last year?

For the 12 months ended June 30, 2024, the AdvisorShares Focused Equity ETF (ticker: CWS) gained 16.20% (NAV) and 15.84% (market price).

CWS is an exchange-traded fund that aims to provide superior returns through a diversified portfolio of 25 high-quality stocks. The stocks in the portfolio are equally weighted at the start of each year, and no changes are made throughout the year (except for mergers or buyouts).

Over the past year, CWS benefitted from a resilient U.S. economy and lower inflation. The Fund’s performance can be impacted by the health of the broader economy and financial market conditions. CWS tends to perform well relative to the broader market when monetary conditions are more restrictive. While this has been an important factor in previous years, it was less so in the past year as the Federal Reserve left interest rates unchanged.

The Fund’s performance can be influenced by geo-political conditions, especially our positions in defense and aerospace companies. Additionally, CWS can be subjected to transient market trends. CWS tends to perform well when high-quality stocks are in favor. The Fund also did well this year as economically cyclical stocks gained favor, and investors foresaw a stronger economy and lower inflation.

We continue to be optimistic for the Fund. CWS seeks to invest in companies with very strong balance sheets and lasting competitive advantages. These attributes should help the Fund’s holdings weather whatever comes their way.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	16.20%	12.91%	13.08%
AdvisorShares Focused Equity ETF (MKT)*	15.84%	12.98%	13.08%
S&P 500 Index	24.56%	15.05%	14.82%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$154,194,978
  Total advisory fees paid$549,905
  Total number of portfolio holdings26
  Period portfolio turnover rate18%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Leisure Time	3.1%
Chemicals	3.3%
Media	3.3%
Real Estate	3.4%
Packaging & Containers	3.5%
Computers	3.6%
Water	3.7%
Food	3.8%
Machinery - Diversified	4.1%
Insurance	4.2%
Pharmaceuticals	4.2%
Aerospace/Defense	4.7%
Other	54.4%
Money Market Fund	0.8%
Assets Less Liabilities	(0.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Gerber Kawasaki ETF

GK | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$83	0.75%

How did the Fund perform last year?

The AdvisorShares Gerber Kawasaki ETF (ticker: GK) had a very solid performance during the past fiscal year ended June 30, 2024. We made significant shifts in our overall allocations, moving away from clean energy investments and into AI-related investments. We see the opportunity in AI as a unique, decade-long investment thesis that will transform our society in many visible and yet-to-be-seen ways.

This shift away from large positions like Tesla and into our new top holding, NVIDIA, resulted in much better performance for the Fund over the last 12 months. Despite the Biden administration's focus on clean energy, these investments performed poorly due to high interest rates and poor execution from many of the solar and electric vehicle companies we previously owned. Conversely, our AI investments have performed very well with much higher profits and revenue growth, as well as, in our opinion, significant future potential.

We continue to view the clean energy sector as a great opportunity and regularly evaluate investments in that space. However, until there are better conditions for climate-related investments, we have moved it to the sidelines from being a major theme in the Fund. Our primary focus now is on technology and AI, followed by consumer discretionary, healthcare, clean energy (monitoring opportunities), and real estate.

We are optimistic about the future and believe we are well-positioned for the Fund to perform well moving forward. We anticipate a lower interest rate environment, which could benefit many of our investments.

Thank you for your patience and support over the last several years. We have now had two positive fiscal years in a row with double-digit returns, and we hope to continue this streak well into the future. However, markets are uncertain, and we are actively managing the Fund for opportunities that we see today and in the future.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	20.16%	- 4.45%
AdvisorShares Gerber Kawasaki (MKT)*	20.12%	- 4.47%
S&P 500 Index	24.56%	9.83%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$22,492,411
  Total advisory fees paid$0
  Total number of portfolio holdings30
  Period portfolio turnover rate53%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Auto Manufacturers	0.7%
Retail	1.1%
Apparel	1.2%
REITS	1.4%
Biotechnology	2.2%
Venture Capital	2.9%
Media	3.9%
Equity Fund	4.0%
Building Materials	4.3%
Diversified Financial Services	4.3%
Home Builders	4.9%
Lodging	7.5%
Other	61.1%
Money Market Fund	0.7%
Assets Less Liabilities	(0.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Hotel ETF

BEDZ | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$105	0.99%

How did the Fund perform last year?

During the past fiscal year, the AdvisorShares Hotel ETF (ticker: BEDZ) achieved a modestly positive return but underperformed the S&P 500 Index.

BEDZ's performance is closely tied to the hotel industry, a crucial part of the global travel and tourism sector, including luxury hotels, resorts, budget hotels, and boutique hotels. The industry's performance is influenced by economic conditions, evolving travel trends, technological advancements, and global events. Despite concerns about a potential recession and geopolitical tensions, the sector has shown resilience. Leisure travel thrived, driven by strong consumer confidence and pent-up demand. However, the recovery of business travel was slower, impacting overall growth. Airlines reported increases in passenger numbers and improved load factors, but higher fuel costs and operational challenges limited their profit margins.

We remain optimistic about the future growth of the travel sector, supported by increasing interest in diverse destinations, technological advancements, and the impact of baby boomers.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	12.61%	5.35%
AdvisorShares Hotel ETF (MKT)*	12.70%	5.34%
S&P 500 Index	24.56%	10.80%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$3,371,772
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate94%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Commercial Services	5.9%
Leisure Time	10.2%
Internet	21.6%
REITS	27.6%
Lodging	31.6%
Money Market Fund	4.3%
Assets Less Liabilities	(1.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Insider Advantage ETF

SURE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$99	0.90%

How did the Fund perform last year?

The AdvisorShares Insider Advantage ETF (ticker: SURE) recorded positive returns for the fiscal year ended June 30, 2024. The Fund’s strategy is designed to follow a group of corporations that are actively buying back their own shares and distributing dividends.

SURE has taken advantage of the substantial level of recent buybacks and dividends, offering investors a way to benefit from these corporate actions that, we believe, tend to reward shareholders. SURE invests in companies that have demonstrated a tendency to deliver value back to their shareholders which can suggest robust financial health of a company, as well as management's belief in the company's potential for future growth. Additionally, the Fund has seen a favorable influence from the current disinflationary trend on its performance. Moreover, discrepancies in market dynamics, especially the different performances between large-cap versus mid-and small-cap companies, as well as technology firms compared to other industries, considerably affected the Fund’s results as SURE equally weighs the companies in its portfolio.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,834	$9,803
8/2014	$10,289	$10,214
9/2014	$10,094	$10,001
10/2014	$10,414	$10,276
11/2014	$10,824	$10,525
12/2014	$10,868	$10,525
1/2015	$10,634	$10,232
2/2015	$11,304	$10,825
3/2015	$11,259	$10,715
4/2015	$11,202	$10,763
5/2015	$11,394	$10,912
6/2015	$11,205	$10,729
7/2015	$11,339	$10,909
8/2015	$10,783	$10,250
9/2015	$10,347	$9,952
10/2015	$11,111	$10,738
11/2015	$11,131	$10,797
12/2015	$10,705	$10,576
1/2016	$10,197	$9,979
2/2016	$10,446	$9,976
3/2016	$11,113	$10,678
4/2016	$10,949	$10,744
5/2016	$11,113	$10,936
6/2016	$10,996	$10,959
7/2016	$11,420	$11,394
8/2016	$11,602	$11,423
9/2016	$11,540	$11,441
10/2016	$11,556	$11,193
11/2016	$12,556	$11,694
12/2016	$12,734	$11,922
1/2017	$12,943	$12,147
2/2017	$13,261	$12,599
3/2017	$13,065	$12,607
4/2017	$13,028	$12,741
5/2017	$12,871	$12,871
6/2017	$13,256	$12,987
7/2017	$13,380	$13,232
8/2017	$13,109	$13,258
9/2017	$13,584	$13,581
10/2017	$13,572	$13,877
11/2017	$14,198	$14,299
12/2017	$14,354	$14,442
1/2018	$14,911	$15,203
2/2018	$14,124	$14,642
3/2018	$13,812	$14,349
4/2018	$13,638	$14,403
5/2018	$13,694	$14,810
6/2018	$13,675	$14,907
7/2018	$14,096	$15,401
8/2018	$14,194	$15,942
9/2018	$14,124	$15,968
10/2018	$13,032	$14,793
11/2018	$13,396	$15,089
12/2018	$12,088	$13,685
1/2019	$12,977	$14,859
2/2019	$13,323	$15,382
3/2019	$13,372	$15,606
4/2019	$13,799	$16,230
5/2019	$13,133	$15,179
6/2019	$13,913	$16,246
7/2019	$14,128	$16,487
8/2019	$14,149	$16,151
9/2019	$14,223	$16,434
10/2019	$14,490	$16,788
11/2019	$14,936	$17,426
12/2019	$15,481	$17,929
1/2020	$15,121	$17,910
2/2020	$13,876	$16,444
3/2020	$11,688	$14,182
4/2020	$13,111	$16,061
5/2020	$13,642	$16,919
6/2020	$13,686	$17,306
7/2020	$14,162	$18,289
8/2020	$14,735	$19,614
9/2020	$14,313	$18,900
10/2020	$14,021	$18,492
11/2020	$16,281	$20,741
12/2020	$16,851	$21,675
1/2021	$16,643	$21,578
2/2021	$17,700	$22,253
3/2021	$18,785	$23,050
4/2021	$19,652	$24,238
5/2021	$20,301	$24,349
6/2021	$19,951	$24,949
7/2021	$19,866	$25,371
8/2021	$20,190	$26,095
9/2021	$19,496	$24,924
10/2021	$20,522	$26,610
11/2021	$19,643	$26,205
12/2021	$20,757	$27,236
1/2022	$20,662	$25,634
2/2022	$20,425	$24,988
3/2022	$20,628	$25,799
4/2022	$19,273	$23,484
5/2022	$19,740	$23,452
6/2022	$18,133	$21,490
7/2022	$19,174	$23,506
8/2022	$18,378	$22,629
9/2022	$16,467	$20,531
10/2022	$18,668	$22,214
11/2022	$19,787	$23,374
12/2022	$18,386	$22,005
1/2023	$20,129	$23,521
2/2023	$20,086	$22,971
3/2023	$19,300	$23,585
4/2023	$19,075	$23,837
5/2023	$18,582	$23,929
6/2023	$20,451	$25,563
7/2023	$21,508	$26,480
8/2023	$20,976	$25,968
9/2023	$20,359	$24,731
10/2023	$19,640	$24,076
11/2023	$21,300	$26,321
12/2023	$22,696	$27,717
1/2024	$22,829	$28,024
2/2024	$24,084	$29,541
3/2024	$25,383	$30,494
4/2024	$23,873	$29,152
5/2024	$24,759	$30,530
6/2024	$24,356	$31,475

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	19.10%	11.85%	9.31%
AdvisorShares Insider Advantage ETF (MKT)*	18.93%	11.85%	9.29%
Russell 3000 Index	23.13%	14.14%	12.15%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The Russell 3000 Index is broad market, capitalization-weighted index comprised of the largest 3,000 U.S. companies and represents 98% of the investable U.S. equity market.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$47,118,372
  Total advisory fees paid$243,188
  Total number of portfolio holdings101
  Period portfolio turnover rate246%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Transportation	0.8%
Pharmaceuticals	0.9%
Packaging & Containers	0.9%
Distribution/Wholesale	0.9%
Advertising	0.9%
Real Estate	1.0%
Coal	1.0%
Auto Manufacturers	1.0%
Biotechnology	1.0%
Entertainment	1.0%
Media	1.1%
Cosmetics/Personal Care	1.1%
Other	87.8%
Money Market Fund	0.3%
Assets Less Liabilities	0.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares MSOS 2X Daily ETF

MSOX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares MSOS 2X Daily ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS 2X Daily ETF	$89	0.95%

How did the Fund perform last year?

The AdvisorShares MSOS 2X Daily ETF (ticker: MSOX) aims to offer daily leveraged exposure to the AdvisorShares Pure US Cannabis ETF (MSOS) in a single trade, catering to sophisticated investors seeking amplified exposure to the U.S. cannabis sector. Over the 12 months ended June 30, 2024, MSOX experienced increasingly negative returns.

Due to its leveraged strategy and exclusive focus on the U.S. cannabis industry, MSOX is particularly sensitive to volatility from changes in U.S. cannabis legislation. The Fund’s future performance is expected to be influenced by the evolving regulatory environment, including the expansion of state-by-state cannabis sales and potential Federal reforms.

Despite current price levels, we maintain a strong optimistic outlook on the U.S. cannabis market and anticipate favorable changes in U.S. cannabis regulations.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares MSOS 2X Daily ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS 2X Daily ETF NAV	- 13.31%	- 69.34%
AdvisorShares MSOS 2X Daily ETF (MKT)*	- 14.42%	- 69.39%
S&P 500 Index	24.56%	18.18%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$59,265,552
  Total advisory fees paid$312,372
  Total number of portfolio holdings3
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Money Market Fund	7.5%
Assets Less Liabilities	92.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Psychedelics ETF

PSIL | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$76	0.99%

How did the Fund perform last year?

The AdvisorShares Psychedelics ETF (ticker: PSIL) recorded negative returns for the fiscal year ended June 30, 2024. Since its inception, the Fund’s performance has been volatile and predominantly negative.

Investing in psychedelics is relatively new and highly concentrated, consisting mainly of micro-cap securities. The industry, still in its early stages, is marked by companies primarily engaged in research and development of psychedelic therapies that have yet to gain widespread acceptance or regulation. This leads to significant market fluctuations, driven by shifts in investor sentiment influenced by regulatory updates, clinical trial outcomes, and broader market conditions.

Despite the negative performance observed in the past year, we believe psychedelics hold significant potential for long-term investors as legal frameworks are slowly evolving, with several U.S. cities decriminalizing psychedelics and public interest in alternative mental health treatments remaining strong.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	- 47.29%	- 56.36%
AdvisorShares Psychedelics ETF (MKT)*	- 47.74%	- 56.35%
S&P 500 Index	24.56%	9.04%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$5,618,540
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate69%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Healthcare - Services	4.5%
Pharmaceuticals	17.8%
Biotechnology	68.3%
Money Market Funds	17.8%
Assets Less Liabilities	(8.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure Cannabis ETF

YOLO | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$51	0.44%

How did the Fund perform last year?

The AdvisorShares Pure Cannabis ETF (ticker: YOLO) experienced markedly positive returns during the fiscal year ended June 30, 2024.

YOLO’s strong performance aligns with a global trend towards more lenient cannabis regulations, encompassing recreational, medicinal, and decriminalized use. Countries are motivated to eliminate illicit markets, generate tax revenues, improve public health, and address the social consequences of cannabis prohibition. As perceptions of cannabis evolve, more nations are likely to adopt progressive regulatory approaches, similar to the legalization efforts seen in Germany, South Africa, Spain, Portugal, and Malta.

Despite current price levels and ongoing volatility, we remain highly optimistic about the global cannabis market. We anticipate significant positive changes, particularly driven by potential shifts in U.S. cannabis regulations, including the possible Federal rescheduling of cannabis from Schedule I to Schedule III of the Controlled Substances Act.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	33.14%	- 29.87%	- 30.04%
AdvisorShares Pure Cannabis ETF (MKT)*	33.05%	- 29.85%	- 29.99%
S&P 500 Index	24.56%	15.05%	14.82%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$43,470,851
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate31%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Agriculture	8.1%
Biotechnology	0.5%
Distributors	9.3%
Equity Fund	37.7%
Investment Company	1.1%
Pharmaceuticals	30.5%
REITS	7.1%
Software	0.5%
Specialty Retail	4.4%
Money Market Funds	7.6%
Assets Less Liabilities	(6.8)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure US Cannabis ETF

MSOS | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$86	0.74%

How did the Fund perform last year?

The AdvisorShares Pure US Cannabis ETF (ticker: MSOS) recorded a significant positive return for the fiscal year ended June 30, 2024. MSOS’s performance has been highly volatile since its inception but has seen growth the past year as more states have implemented cannabis programs and the progress of potential legal reforms at the federal level.

There are indications that the Federal administration is considering moving cannabis from Schedule I to Schedule III of the Controlled Substance Act. Such a rescheduling shift may lead to the easing of banking and capital market restrictions that currently hinder the cannabis industry. It could also potentially reduce the tax burdens on businesses selling cannabis in legalized states. As regulations evolve, investors are preparing for potential impacts on market dynamics, investment strategies, and the overall landscape of cannabis-related businesses.

Considering the current price levels, we anticipate continued volatility and hold a strongly optimistic view on the U.S. cannabis sectors performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	33.39%	- 27.42%
AdvisorShares Pure US Cannabis ETF (MKT)*	30.99%	- 27.53%
S&P 500 Index	24.56%	13.86%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$888,666,252
  Total advisory fees paid$4,278,083
  Total number of portfolio holdings47
  Period portfolio turnover rate4%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Investment Company	0.1%
Pharmaceuticals	8.2%
Money Market Fund	17.2%
Assets Less Liabilities	74.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Q Dynamic Growth ETF

QPX | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$159	1.45%

How did the Fund perform last year?

For the twelve-month period ended in June 2023, the AdvisorShares Q Dynamic Growth ETF (ticker: QPX) finished behind its benchmark, the S&P 500 Index. QPX’s investment strategy is purely quantitative in nature and portfolio allocations will reflect what is perceived to be the best long-term risk/reward sectors per QPX’s model.

The model stayed heavily weighted in the technology and healthcare sectors throughout the period, as this exposure displayed a much higher risk/reward characteristics than other segments of the market per our models. In the month of May 2024, a position in gold was taken, via the SPDR Gold Shares (GLD) ETF, as a hedge which proved to be unneeded.

Throughout the period, QPX’s proprietary Q Implied Volatility Index™ (QIX) did not trigger a tactical rebalance towards a defensive allocation. The QIX stayed below the Risk Level 2 volatility trigger, and therefore, no risk-off rebalancing allocation changes were made in QPX.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Q Implied Volatility Index™ ( QIX) is a proprietary indicator designed to tactically and unemotionally identify market volatility. QIX is reviewed daily and determines certain allocation changes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	18.81%	9.03%
AdvisorShares Q Dynamic Growth Portfolio ETF (MKT)*	18.81%	9.03%
S&P 500 Index	24.56%	13.18%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$25,725,028
  Total advisory fees paid$182,968
  Total number of portfolio holdings9
  Period portfolio turnover rate330%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Equity Fund	98.7%
Money Market Funds	6.1%
Assets Less Liabilities	(4.8)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Ranger Equity Bear ETF

HDGE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$362	3.62%

How did the Fund perform last year?

For the fiscal year ended June 30, 2024, the performance of the AdvisorShares Ranger Equity Bear ETF (ticker: HDGE) was 0.08% (NAV) compared with 24.56% for the S&P 500 Index.

While the market indexes have hit new highs, the rally is running out of steam. For Nasdaq-listed companies, more stocks were hitting 52-week lows rather than highs. Market participation has narrowed with only a few stocks, such as Nvidia, driving the bulk of the returns.

The level of bulls among advisors has remained at extreme levels compared to recent decades. Furthermore, U.S. household allocations to stocks has matched generational highs. Meanwhile, leverage and borrowing on margin has hit extremes as well.

The convergence between the forward earnings yield on the stock market and interest rates has continued, suggesting significant risk to owning equities and an overvalued stock market.

As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Beta is a measure of how a stock or portfolio moves with the market.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2014	$10,000	$10,000
7/2014	$10,289	$9,862
8/2014	$9,660	$10,257
9/2014	$10,102	$10,113
10/2014	$9,924	$10,360
11/2014	$9,660	$10,638
12/2014	$9,737	$10,612
1/2015	$10,102	$10,293
2/2015	$9,312	$10,885
3/2015	$9,406	$10,712
4/2015	$9,295	$10,815
5/2015	$9,168	$10,954
6/2015	$9,236	$10,742
7/2015	$9,236	$10,967
8/2015	$9,593	$10,306
9/2015	$9,711	$10,051
10/2015	$8,939	$10,898
11/2015	$8,871	$10,931
12/2015	$9,126	$10,758
1/2016	$10,127	$10,225
2/2016	$9,924	$10,211
3/2016	$9,024	$10,903
4/2016	$8,752	$10,946
5/2016	$8,859	$11,142
6/2016	$9,002	$11,171
7/2016	$8,357	$11,583
8/2016	$8,068	$11,599
9/2016	$8,160	$11,602
10/2016	$8,393	$11,390
11/2016	$7,971	$11,812
12/2016	$7,865	$12,045
1/2017	$7,669	$12,274
2/2017	$7,550	$12,761
3/2017	$7,467	$12,776
4/2017	$7,411	$12,907
5/2017	$7,588	$13,089
6/2017	$7,270	$13,170
7/2017	$7,222	$13,441
8/2017	$7,356	$13,482
9/2017	$7,128	$13,760
10/2017	$7,127	$14,082
11/2017	$6,777	$14,513
12/2017	$6,677	$14,675
1/2018	$6,463	$15,515
2/2018	$6,914	$14,943
3/2018	$7,011	$14,563
4/2018	$7,113	$14,619
5/2018	$6,917	$14,971
6/2018	$6,622	$15,064
7/2018	$6,399	$15,624
8/2018	$6,246	$16,133
9/2018	$6,252	$16,225
10/2018	$6,778	$15,116
11/2018	$6,540	$15,424
12/2018	$7,153	$14,031
1/2019	$6,312	$15,156
2/2019	$5,851	$15,642
3/2019	$5,812	$15,946
4/2019	$5,455	$16,592
5/2019	$5,891	$15,538
6/2019	$5,419	$16,633
7/2019	$5,446	$16,872
8/2019	$5,921	$16,605
9/2019	$5,577	$16,915
10/2019	$5,390	$17,282
11/2019	$4,880	$17,909
12/2019	$4,570	$18,449
1/2020	$4,594	$18,442
2/2020	$4,831	$16,924
3/2020	$5,866	$14,834
4/2020	$4,963	$16,735
5/2020	$4,422	$17,532
6/2020	$4,130	$17,881
7/2020	$4,011	$18,889
8/2020	$3,709	$20,247
9/2020	$3,821	$19,478
10/2020	$3,772	$18,960
11/2020	$2,825	$21,035
12/2020	$2,583	$21,844
1/2021	$2,336	$21,623
2/2021	$2,209	$22,220
3/2021	$2,158	$23,193
4/2021	$2,054	$24,431
5/2021	$2,050	$24,601
6/2021	$1,957	$25,175
7/2021	$2,057	$25,773
8/2021	$2,102	$26,557
9/2021	$2,192	$25,322
10/2021	$2,137	$27,096
11/2021	$2,154	$26,908
12/2021	$2,100	$28,114
1/2022	$2,157	$26,659
2/2022	$2,112	$25,861
3/2022	$2,079	$26,821
4/2022	$2,357	$24,483
5/2022	$2,456	$24,527
6/2022	$2,710	$22,503
7/2022	$2,438	$24,578
8/2022	$2,401	$23,575
9/2022	$2,579	$21,404
10/2022	$2,420	$23,137
11/2022	$2,312	$24,430
12/2022	$2,448	$23,023
1/2023	$2,048	$24,469
2/2023	$2,055	$23,872
3/2023	$2,165	$24,749
4/2023	$2,197	$25,135
5/2023	$2,165	$25,244
6/2023	$1,924	$26,912
7/2023	$1,730	$27,777
8/2023	$1,839	$27,334
9/2023	$1,996	$26,031
10/2023	$2,180	$25,484
11/2023	$2,008	$27,811
12/2023	$1,786	$29,075
1/2024	$1,905	$29,563
2/2024	$1,853	$31,142
3/2024	$1,830	$32,144
4/2024	$1,994	$30,831
5/2024	$1,922	$32,360
6/2024	$1,926	$33,521

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	0.08%	- 18.69%	- 15.19%
AdvisorShares Ranger Equity Bear ETF (MKT)*	0.13%	- 18.69%	- 15.19%
S&P 500 Index	24.56%	15.05%	12.86%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$67,765,118
  Total advisory fees paid$1,339,406
  Total number of portfolio holdings70
  Period portfolio turnover rate912%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
REITS	(12.1)%
Software	(11.2)%
Banks	(7.2)%
Semiconductors	(6.5)%
Retail	(6.2)%
Internet	(5.4)%
Diversified Financial Services	(3.9)%
Transportation	(3.3)%
Real Estate	(3.0)%
Insurance	(2.9)%
Food	(2.8)%
Packaging & Containers	(2.8)%
Other	(27.2)%
Money Market Funds	116.5%
Assets Less Liabilities	78.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Restaurant ETF

EATZ | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$106	0.99%

How did the Fund perform last year?

During the past fiscal year ended June 30, 2024, the AdvisorShares Restaurant ETF (ticker: EATZ) achieved a positive return, though it underperformed the S&P 500 Index.

Restaurant and food service operators are facing challenges due to inflation, such as higher labor and food costs, and changing consumer expectations. Technology is being increasingly used to meet these challenges, with applications in marketing, recruiting, accounting, and inventory management. Competition remains intense with a notable decline in high-end categories, requiring restaurants to focus on value, customer experience, marketing, loyalty programs, and operational efficiency to sustain growth and profitability.

We hold an optimistic outlook regarding the future growth prospects of the restaurant industry, particularly as global economic conditions improve, issues related to employment and supply chain stability are resolved, and restaurants leverage new capabilities while continuing to adapt to the ever-shifting consumer landscape.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Restaurant ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,418	$10,114
5/31/2021	$10,025	$10,185
6/30/2021	$9,899	$10,423
7/31/2021	$9,626	$10,670
8/31/2021	$9,713	$10,995
9/30/2021	$9,366	$10,484
10/31/2021	$9,134	$11,218
11/30/2021	$8,467	$11,140
12/31/2021	$9,539	$11,640
1/31/2022	$8,964	$11,037
2/28/2022	$9,156	$10,707
3/31/2022	$8,866	$11,104
4/30/2022	$8,186	$10,136
5/31/2022	$7,709	$10,155
6/30/2022	$6,884	$9,316
7/31/2022	$7,542	$10,175
8/31/2022	$7,653	$9,760
9/30/2022	$7,268	$8,862
10/31/2022	$8,203	$9,579
11/30/2022	$8,258	$10,114
12/31/2022	$7,559	$9,532
1/31/2023	$8,461	$10,130
2/28/2023	$8,198	$9,883
3/31/2023	$8,289	$10,246
4/30/2023	$8,426	$10,406
5/31/2023	$8,395	$10,451
6/30/2023	$8,990	$11,142
7/31/2023	$9,225	$11,500
8/31/2023	$8,414	$11,317
9/30/2023	$7,871	$10,777
10/31/2023	$7,705	$10,551
11/30/2023	$8,562	$11,514
12/31/2023	$9,477	$12,037
1/31/2024	$9,389	$12,239
2/29/2024	$9,998	$12,893
3/31/2024	$10,305	$13,308
4/30/2024	$9,944	$12,764
5/31/2024	$10,071	$13,397
6/30/2024	$10,235	$13,878

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Restaurant ETF NAV	13.85%	0.73%
AdvisorShares Restaurant ETF (MKT)*	13.76%	0.72%
S&P 500 Index	24.56%	10.80%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$3,067,907
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate75%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Food	2.7%
Food Service	4.9%
Retail	81.8%
Money Market Funds	14.0%
Assets Less Liabilities	(3.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares STAR Global Buy-Write ETF

VEGA | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$130	1.22%

How did the Fund perform last year?

The principal investment strategy of AdvisorShares STAR Global Buy-Write ETF (ticker: VEGA) is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

We rebalanced the portfolio in September 2023, removing our exposure to short duration high yield, U.S. small caps, and momentum in favor of core fixed income as interest rates were widely forecasted to decline in 2024 providing a tailwind to core allocations with 4–6-year duration targets. Interest rates rose in the first half of 2024 as expectations for Federal Reserve rate cuts were pushed back further into the year leading to a relatively flat return across many fixed income sectors. We have maintained our fixed income positioning as we believe rates have largely stabilized and will provide a favorable back-drop for core fixed income through year-end.

In January of 2024, we engaged in a tactical reallocation reducing our exposure to international equities and mid caps and reallocating more into domestic large cap. We have maintained a significant underweight to small cap stocks. This shift has served us well as the relative strength in domestic large cap equities has persisted through the first half of 2024. The persistent strength in the S&P 500 Index beginning in the fourth quarter of 2023 proved to be a challenging landscape for selling covered calls. The index grew steadily while overall volatility remained relatively subdued for much of the first quarter in 2024 providing lower premiums on average. In April of 2024, we closed out our puts (on S&P 500) and lowered our coverage ratio on a new purchase while extending the maturity out through June 2024. We were able to offset the cost of the puts by selling February calls, allowing us to extend out the downside protection two additional months with a near neutral cash outlay.Going forward, we continue to emphasize harnessing volatility through VEGAs’ covered calls and protective puts strategies to help reduce the risk of the underlying portfolio.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,882	$9,879
8/2014	$10,126	$10,097
9/2014	$9,969	$9,770
10/2014	$10,073	$9,838
11/2014	$10,191	$10,003
12/2014	$10,111	$9,810
1/2015	$9,947	$9,656
2/2015	$10,286	$10,194
3/2015	$10,172	$10,036
4/2015	$10,271	$10,327
5/2015	$10,328	$10,314
6/2015	$10,160	$10,071
7/2015	$10,275	$10,158
8/2015	$9,767	$9,462
9/2015	$9,576	$9,119
10/2015	$10,088	$9,835
11/2015	$10,080	$9,754
12/2015	$9,912	$9,578
1/2016	$9,561	$9,000
2/2016	$9,576	$8,938
3/2016	$9,992	$9,601
4/2016	$10,041	$9,742
5/2016	$10,084	$9,755
6/2016	$10,225	$9,696
7/2016	$10,455	$10,114
8/2016	$10,461	$10,148
9/2016	$10,465	$10,210
10/2016	$10,319	$10,036
11/2016	$10,460	$10,113
12/2016	$10,589	$10,331
1/2017	$10,723	$10,614
2/2017	$10,946	$10,911
3/2017	$10,975	$11,045
4/2017	$11,065	$11,217
5/2017	$11,139	$11,465
6/2017	$11,217	$11,517
7/2017	$11,375	$11,839
8/2017	$11,380	$11,884
9/2017	$11,514	$12,114
10/2017	$11,640	$12,365
11/2017	$11,777	$12,605
12/2017	$11,873	$12,808
1/2018	$12,223	$13,530
2/2018	$11,850	$12,962
3/2018	$11,692	$12,685
4/2018	$11,745	$12,806
5/2018	$11,930	$12,822
6/2018	$11,936	$12,752
7/2018	$12,205	$13,137
8/2018	$12,371	$13,240
9/2018	$12,357	$13,298
10/2018	$11,717	$12,301
11/2018	$11,853	$12,481
12/2018	$11,118	$11,602
1/2019	$11,799	$12,518
2/2019	$12,083	$12,853
3/2019	$12,252	$13,015
4/2019	$12,523	$13,454
5/2019	$12,023	$12,656
6/2019	$12,488	$13,485
7/2019	$12,575	$13,524
8/2019	$12,467	$13,203
9/2019	$12,604	$13,481
10/2019	$12,787	$13,850
11/2019	$13,043	$14,188
12/2019	$13,319	$14,688
1/2020	$13,239	$14,526
2/2020	$12,505	$13,352
3/2020	$11,218	$11,550
4/2020	$12,042	$12,787
5/2020	$12,443	$13,343
6/2020	$12,512	$13,769
7/2020	$13,030	$14,498
8/2020	$13,657	$15,385
9/2020	$13,267	$14,889
10/2020	$12,952	$14,527
11/2020	$13,980	$16,318
12/2020	$14,353	$17,075
1/2021	$14,261	$16,998
2/2021	$14,466	$17,391
3/2021	$14,793	$17,856
4/2021	$15,177	$18,637
5/2021	$15,279	$18,927
6/2021	$15,521	$19,176
7/2021	$15,635	$19,308
8/2021	$15,855	$19,791
9/2021	$15,390	$18,974
10/2021	$16,030	$19,942
11/2021	$15,695	$19,462
12/2021	$16,099	$20,241
1/2022	$15,491	$19,247
2/2022	$15,193	$18,749
3/2022	$15,418	$19,156
4/2022	$14,378	$17,622
5/2022	$14,426	$17,643
6/2022	$13,559	$16,156
7/2022	$14,311	$17,284
8/2022	$13,730	$16,648
9/2022	$12,695	$15,054
10/2022	$13,321	$15,962
11/2022	$14,146	$17,200
12/2022	$13,649	$16,524
1/2023	$14,463	$17,708
2/2023	$14,068	$17,200
3/2023	$14,428	$17,731
4/2023	$14,591	$17,986
5/2023	$14,453	$17,793
6/2023	$14,997	$18,826
7/2023	$15,337	$19,515
8/2023	$15,016	$18,970
9/2023	$14,464	$18,186
10/2023	$14,129	$17,639
11/2023	$15,108	$19,267
12/2023	$15,764	$20,192
1/2024	$15,798	$20,311
2/2024	$16,244	$21,182
3/2024	$16,633	$21,847
4/2024	$16,078	$21,126
5/2024	$16,587	$21,984
6/2024	$16,900	$22,474

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	12.69%	6.24%	5.39%
AdvisorShares STAR Global Buy-Write ETF (MKT)*	12.62%	6.28%	5.36%
MSCI All Country World Index (Net)	19.38%	10.76%	8.43%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The MSCI All Country World Index (Net) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. One cannot invest directly in an index.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$61,539,331
  Total advisory fees paid$467,969
  Total number of portfolio holdings11
  Period portfolio turnover rate24%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Written Call Option	(0.0)%Footnote Reference**
Debt Fund	25.3%
Equity Fund	70.0%
Money Market Funds	8.4%
Assets Less Liabilities	(3.7)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Vice ETF

VICE | NYSE Arca, Inc.

Annual Shareholder Report | JUNE 30, 2024

This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$100	0.99%

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Vice ETF (ticker: VICE) delivered a modest positive return, underperforming the broader market.

The "vice" sector includes industries such as alcohol, tobacco, restaurants/hospitality, gaming, and gambling. Typically, investments in sectors like alcohol and tobacco are expected to exhibit lower volatility and greater resilience in down markets. However, during the past fiscal year, vice industries worldwide were significantly impacted by inflation, supply chain disruptions, and employment issues.

Looking ahead, we anticipate that VICE will exhibit less volatility compared to the overall market. Certain vice-oriented stocks are expected to experience growth as companies focus on product innovation, market expansion, and adapting to evolving consumer preferences. Our strategy aims to achieve relative outperformance and long-term capital appreciation through effective security selection and successful trading techniques.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Performance

GROWTH OF AN ASSUMED $10,000 INVESTMENT

		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943

AVERAGE ANNUAL TOTAL RETURN

Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	1.55%	4.22%	3.58%
AdvisorShares VICE ETF (MKT)*	1.48%	4.21%	3.57%
S&P 500 Index	24.56%	15.05%	13.52%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Returns shown include the reinvestment of all dividends and other distributions. Index returns do not include expenses. Returns less than one year are not annualized. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance, please call  1-877-843-3831.

* The price used to calculate market return (“Market Price’’) is determined by using the closing price listed on the exchange included at the beginning of this shareholder report and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00pm midpoint between the bid and offer. Shares are bought and sold at market price, not NAV, and are not individually redeemed from the Fund.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Investments involve risk. Principal loss is possible. Redemptions are limited and often commissions are charged on each trade. The Fund may be non-diversified and may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund's shares and greater risk of loss. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$7,038,881
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate124%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 6/30/2024.

Sector	% of Net Assets
Electronics	3.8%
Household Products/Wares	4.0%
Auto Manufacturers	4.5%
REITS	6.6%
Semiconductors	8.1%
Lodging	8.5%
Agriculture	8.7%
Entertainment	8.9%
Software	9.3%
Beverages	14.8%
Retail	18.6%
Money Market Funds	6.9%
Assets Less Liabilities	(2.7)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Elizabeth Piper/Bach. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $283,050 for 2024 and $354,850 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $51,000 for 2024 and $65,000 for 2023.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	No response required.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Elizabeth Piper/Bach and William G. McVay.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Annual Report

June 30, 2024

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 99.8%

Aerospace/Defense — 6.2%
BAE Systems PLC (United Kingdom)(a)	11,960	$799,526
Embraer SA (Brazil)(a)(b)	31,112	802,690
Total Aerospace/Defense		1,602,216

Apparel — 1.7%
Hermes International SCA (France)(a)	1,838	424,431

Banks — 21.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(c)	76,368	765,971
Banco Macro SA (Argentina)(a)(b)	15,865	909,540
Grupo Financiero Galicia SA (Argentina)(a)(b)(c)	26,744	817,297
ING Groep NV (Netherlands)(a)	36,541	626,313
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	85,406	922,385
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	49,304	661,167
UBS Group AG (Switzerland)	29,797	880,203
Total Banks		5,582,876

Beverages — 2.3%
Coca-Cola Femsa SAB de CV (Mexico)(a)	6,818	585,257

Building Materials — 2.3%
Cemex SAB de CV (Mexico)(a)	92,617	591,823

Commercial Services — 6.6%
New Oriental Education & Technology Group, Inc. (China)(a)(b)	11,825	919,157
RELX PLC (United Kingdom)(a)	17,174	787,943
Total Commercial Services		1,707,100

Computers — 2.5%
Logitech International SA (Switzerland)	6,607	640,086

Diversified Financial Services — 4.5%
Nomura Holdings, Inc. (Japan)(a)(c)	104,591	604,536
Qifu Technology, Inc. (China)(a)	27,800	548,494
Total Diversified Financial Services		1,153,030

Electric — 2.6%
Pampa Energia SA (Argentina)(a)(b)(c)	14,891	659,076
Investments	Shares	Value
COMMON STOCKS (continued)

Electronics — 3.9%
ABB Ltd. (Switzerland)(a)	18,205	$1,014,201

Food Service — 1.9%
Compass Group PLC (United Kingdom)(a)	17,714	490,855

Insurance — 2.1%
Aegon Ltd. (Netherlands)	86,300	529,019

Internet — 5.2%
MercadoLibre, Inc. (Brazil)(b)	401	659,003
Tencent Music Entertainment Group (China)(a)	47,498	667,347
Total Internet		1,326,350

Mining — 5.2%
Cia de Minas Buenaventura SAA (Peru)(a)	36,328	615,760
Harmony Gold Mining Co. Ltd. (South Africa)(a)	77,825	713,655
Total Mining		1,329,415

Miscellaneous Manufacturing — 2.3%
Siemens AG (Germany)(a)	6,338	591,018

Oil & Gas — 6.5%
Petroleo Brasileiro SA (Brazil)(a)	37,886	548,968
YPF SA (Argentina)(a)(b)(c)	56,090	1,128,531
Total Oil & Gas		1,677,499

Pharmaceuticals — 8.6%
Avadel Pharmaceuticals PLC(b)(c)	31,021	436,155
Novo Nordisk A/S (Denmark)(a)	12,472	1,780,253
Total Pharmaceuticals		2,216,408

Semiconductors — 7.9%
ASE Technology Holding Co., Ltd. (Taiwan)(a)(b)	65,721	750,534
NXP Semiconductors NV (China)	2,388	642,587
Tokyo Electron Ltd. (Japan)(a)	5,761	630,829
Total Semiconductors		2,023,950

Software — 2.9%
SAP SE (Germany)(a)	3,703	746,932

Transportation — 2.9%
Tsakos Energy Navigation Ltd. (Greece)	25,001	732,029
Total Common Stocks (Cost $18,152,511)		25,623,571

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
MONEY MARKET FUND — 8.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(d)(e) (Cost $2,297,590)	2,297,590	$2,297,590

Total Investments — 108.7% (Cost $20,450,101)		27,921,161
Liabilities in Excess of Other Assets — (8.7%)		(2,245,851)
Net Assets — 100.0%		$25,675,310

PLC — Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,053,888; the aggregate market value of the collateral held by the fund is $3,205,767. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $908,177.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.
(e)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,623,571	$—	$—	$25,623,571
Money Market Fund	2,297,590	—	—	2,297,590
Total	$27,921,161	$—	$—	$27,921,161

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	6.2%
Apparel	1.7
Banks	21.7
Beverages	2.3
Building Materials	2.3
Commercial Services	6.6
Computers	2.5
Diversified Financial Services	4.5
Electric	2.6
Electronics	3.9
Food Service	1.9
Insurance	2.1
Internet	5.2
Mining	5.2
Miscellaneous Manufacturing	2.3
Oil & Gas	6.5
Pharmaceuticals	8.6
Semiconductors	7.9
Software	2.9
Transportation	2.9
Money Market Fund	8.9
Total Investments	108.7
Liabilities in Excess of Other Assets	(8.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%

Equity Fund — 99.9%
iShares Morningstar Growth ETF	495,156	$40,310,650
iShares MSCI USA Momentum Factor ETF(a)	203,036	39,565,625
Total Exchange Traded Funds (Cost $72,344,587)		79,876,275

MONEY MARKET FUNDS — 3.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(b)	223,979	223,979
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(b)(c)	2,786,001	2,786,001
Total Money Market Funds (Cost $3,009,980)		3,009,980

Total Investments — 103.6% (Cost $75,354,567)		82,886,255
Liabilities in Excess of Other Assets — (3.6%)		(2,910,845)
Net Assets — 100.0%		$79,975,410

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,728,180; the aggregate market value of the collateral held by the fund is $2,786,001.
(b)	Rate shown reflects the 7-day yield as of June 30, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,876,275	$—	$—	$79,876,275
Money Market Funds	3,009,980	—	—	3,009,980
Total	$82,886,255	$—	$—	$82,886,255

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.9%
Money Market Funds	3.7
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%

Equity Fund — 99.8%
Invesco QQQ Trust Series 1	117,602	$56,344,294
iShares MSCI USA Momentum Factor ETF	284,082	55,359,060
Total Exchange Traded Funds (Cost $86,448,037)		111,703,354

MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(a) (Cost $278,452)	278,452	278,452

Total Investments — 100.0% (Cost $86,726,489)		111,981,806
Liabilities in Excess of Other Assets — (0.0%)**		(41,576)
Net Assets — 100.0%		$111,940,230

**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$111,703,354	$—	$—	$111,703,354
Money Market Fund	278,452	—	—	278,452
Total	$111,981,806	$—	$—	$111,981,806

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
MONEY MARKET FUND — 237.1%
STIT — Government & Agency Portfolio, Institutional Class, 5.25%(a)(b) (Cost $26,057,199)	26,057,199	$26,057,199
Total Investments Before Securities Sold, Not Yet Purchased (Cost $26,057,199)		26,057,199

Securities Sold, Not Yet Purchased — (106.3)%

COMMON STOCKS — (106.3)%

Aerospace/Defense — (1.2)%
Boeing Co. (The)(c)	(720)	(131,047)

Agriculture — (1.2)%
Archer-Daniels-Midland Co.	(2,181)	(131,842)

Airlines — (1.1)%
Southwest Airlines Co.	(4,340)	(124,167)

Apparel — (1.8)%
NIKE, Inc., Class B	(1,255)	(94,589)
VF Corp.	(7,284)	(98,334)
Total Apparel		(192,923)

Auto Manufacturers — (1.4)%
Tesla, Inc.(c)	(752)	(148,806)

Auto Parts & Equipment — (1.8)%
Adient PLC(c)	(3,518)	(86,930)
Visteon Corp.(c)	(1,045)	(111,501)
Total Auto Parts & Equipment		(198,431)

Banks — (1.1)%
Valley National Bancorp	(16,780)	(117,124)

Beverages — (0.8)%
Brown-Forman Corp., Class B	(2,141)	(92,470)

Biotechnology — (7.9)%
Alnylam Pharmaceuticals, Inc.(c)	(803)	(195,129)
Biogen, Inc.(c)	(529)	(122,633)
Bio-Rad Laboratories, Inc., Class A(c)	(377)	(102,962)
Gilead Sciences, Inc.	(1,745)	(119,724)
GRAIL, Inc.(c)	(191)	(2,936)
Illumina, Inc.(c)	(1,146)	(119,620)
Incyte Corp.(c)	(1,847)	(111,965)
Sage Therapeutics, Inc.(c)	(8,664)	(94,091)
Total Biotechnology		(869,060)
Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals — (3.0)%
Albemarle Corp.	(979)	$(93,514)
FMC Corp.	(1,934)	(111,302)
Mosaic Co. (The)	(4,278)	(123,634)
Total Chemicals		(328,450)

Commercial Services — (3.1)%
MarketAxess Holdings, Inc.	(565)	(113,299)
Robert Half, Inc.	(1,870)	(119,643)
U-Haul Holding Co.(c)	(1,774)	(109,509)
Total Commercial Services		(342,451)

Computers — (4.5)%
DXC Technology Co.(c)	(7,980)	(152,338)
EPAM Systems, Inc.(c)	(645)	(121,331)
Genpact Ltd.	(3,072)	(98,888)
NCR Voyix Corp.(c)	(9,800)	(121,030)
Total Computers		(493,587)

Cosmetics/Personal Care — (0.9)%
Estee Lauder Cos., Inc. (The), Class A	(908)	(96,611)

Distribution/Wholesale — (1.1)%
LKQ Corp.	(2,870)	(119,363)

Diversified Financial Services — (1.1)%
Franklin Resources, Inc.	(5,260)	(117,561)

Electric — (2.1)%
Ameren Corp.	(1,651)	(117,403)
Xcel Energy, Inc.	(2,220)	(118,570)
Total Electric		(235,973)

Entertainment — (2.2)%
Marriott Vacations Worldwide Corp.	(1,464)	(127,836)
Vail Resorts, Inc.	(660)	(118,886)
Total Entertainment		(246,722)

Food — (3.1)%
Hain Celestial Group, Inc. (The)(c)	(17,796)	(122,970)
J M Smucker Co. (The)	(982)	(107,077)
Lamb Weston Holdings, Inc.	(1,380)	(116,031)
Total Food		(346,078)

Gas — (1.0)%
UGI Corp.	(4,887)	(111,912)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare — Products — (8.7)%
Baxter International, Inc.	(3,500)	$(117,075)
Bio-Techne Corp.	(1,371)	(98,232)
DENTSPLY SIRONA, Inc.	(4,440)	(110,601)
Exact Sciences Corp.(c)	(2,800)	(118,300)
ICU Medical, Inc.(c)	(1,277)	(151,644)
Insulet Corp.(c)	(618)	(124,712)
Integra LifeSciences Holdings Corp.(c)	(4,024)	(117,259)
Teleflex, Inc.	(590)	(124,095)
Total Healthcare — Products		(961,918)

Healthcare — Services — (2.0)%
Humana, Inc.	(317)	(118,447)
Pediatrix Medical Group, Inc.(c)	(13,540)	(102,227)
Total Healthcare — Services		(220,674)

Home Furnishings — (2.3)%
Leggett & Platt, Inc.	(9,184)	(105,249)
Whirlpool Corp.	(1,400)	(143,080)
Total Home Furnishings		(248,329)

Housewares — (0.7)%
Newell Brands, Inc.	(12,590)	(80,702)

Insurance — (1.1)%
Globe Life, Inc.	(1,420)	(116,838)

Internet — (3.6)%
VeriSign, Inc.(c)	(715)	(127,127)
Ziff Davis, Inc.(c)	(2,202)	(121,220)
Zillow Group, Inc., Class C(c)	(3,080)	(142,881)
Total Internet		(391,228)

Leisure Time — (0.9)%
Polaris, Inc.	(1,310)	(102,586)

Media — (5.0)%
Altice USA, Inc., Class A(c)	(52,367)	(106,829)
Cable One, Inc.	(319)	(112,926)
Charter Communications, Inc., Class A(c)	(413)	(123,470)
Paramount Global, Class B	(8,761)	(91,027)
Warner Bros Discovery, Inc.(c)	(15,597)	(116,042)
Total Media		(550,294)

Oil & Gas — (2.2)%
APA Corp.	(4,014)	(118,172)
Patterson-UTI Energy, Inc.	(11,685)	(121,057)
Total Oil & Gas		(239,229)
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas Services — (1.3)%
Core Laboratories, Inc.	(7,160)	$(145,276)

Packaging & Containers — (1.0)%
O-I Glass, Inc.(c)	(10,046)	(111,812)

Pharmaceuticals — (5.4)%
Bristol-Myers Squibb Co.	(2,453)	(101,873)
CVS Health Corp.	(1,970)	(116,348)
Herbalife Ltd.(c)	(14,485)	(150,499)
Jazz Pharmaceuticals PLC(c)	(1,018)	(108,651)
Pfizer, Inc.	(4,316)	(120,762)
Total Pharmaceuticals		(598,133)

Real Estate — (1.1)%
Howard Hughes Holdings, Inc.(c)	(1,790)	(116,028)

REITS — (6.4)%
Crown Castle, Inc.	(1,175)	(114,797)
Hudson Pacific Properties, Inc.	(19,701)	(94,762)
Medical Properties Trust, Inc.	(35,696)	(153,850)
SBA Communications Corp.	(563)	(110,517)
Service Properties Trust	(21,100)	(108,454)
WP Carey, Inc.	(2,180)	(120,009)
Total REITS		(702,389)

Retail — (10.0)%
Advance Auto Parts, Inc.	(1,668)	(105,634)
Cracker Barrel Old Country Store, Inc.	(2,586)	(109,026)
Dollar General Corp.	(737)	(97,453)
Dollar Tree, Inc.(c)	(1,050)	(112,108)
Foot Locker, Inc.	(5,240)	(130,581)
Nu Skin Enterprises, Inc., Class A	(9,376)	(98,823)
Starbucks Corp.	(1,535)	(119,500)
Ulta Beauty, Inc.(c)	(317)	(122,321)
Walgreens Boots Alliance, Inc.	(7,029)	(85,016)
Wendy’s Co. (The)	(6,804)	(115,396)
Total Retail		(1,095,858)

Savings & Loans — (1.1)%
New York Community Bancorp, Inc.	(38,930)	(125,355)

Semiconductors — (3.3)%
Intel Corp.	(3,900)	(120,783)
IPG Photonics Corp.(c)	(1,340)	(113,082)
ON Semiconductor Corp.(c)	(1,825)	(125,104)
Total Semiconductors		(358,969)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

Software — (4.5)%
Adobe, Inc.(c)	(260)	$(144,441)
Akamai Technologies, Inc.(c)	(1,330)	(119,806)
Paycom Software, Inc.	(827)	(118,294)
Teradata Corp.(c)	(3,210)	(110,938)
Total Software		(493,479)

Telecommunications — (0.9)%
Viasat, Inc.(c)	(7,486)	(95,072)

Transportation — (4.4)%
JB Hunt Transport Services, Inc.	(760)	(121,600)
Knight-Swift Transportation Holdings, Inc.	(2,530)	(126,298)
Old Dominion Freight Line, Inc.	(710)	(125,386)
United Parcel Service, Inc., Class B	(785)	(107,427)
Total Transportation		(480,711)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(14,847,676)]		(11,679,458)

Total Investments — 130.8% (Cost $11,209,523)		14,377,741
Liabilities in Excess of Other Assets — (30.8%)		(3,388,620)
Net Assets — 100.0%		$10,989,121

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$26,057,199	$—	$—	$26,057,199

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(11,679,458)	$—	$—	$(11,679,458)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.2)%
Agriculture	(1.2)
Airlines	(1.1)
Apparel	(1.8)
Auto Manufacturers	(1.4)
Auto Parts & Equipment	(1.8)
Banks	(1.1)
Beverages	(0.8)
Biotechnology	(7.9)
Chemicals	(3.0)
Commercial Services	(3.1)
Computers	(4.5)
Cosmetics/Personal Care	(0.9)
Distribution/Wholesale	(1.1)
Diversified Financial Services	(1.1)
Electric	(2.1)
Entertainment	(2.2)
Food	(3.1)
Gas	(1.0)
Healthcare — Products	(8.7)
Healthcare — Services	(2.0)
Home Furnishings	(2.3)
Housewares	(0.7)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Insurance	(1.1)%
Internet	(3.6)
Leisure Time	(0.9)
Media	(5.0)
Oil & Gas	(2.2)
Oil & Gas Services	(1.3)
Packaging & Containers	(1.0)
Pharmaceuticals	(5.4)
Real Estate	(1.1)
REITS	(6.4)
Retail	(10.0)
Savings & Loans	(1.1)
Semiconductors	(3.3)
Software	(4.5)
Telecommunications	(0.9)
Transportation	(4.4)
Money Market Fund	237.1
Total Investments	130.8
Liabilities in Excess of Other Assets	(30.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 99.3%

Aerospace/Defense — 4.7%
HEICO Corp.	32,593	$7,288,121

Auto Parts & Equipment — 4.9%
Miller Industries, Inc.	136,902	7,532,348

Chemicals — 3.3%
Celanese Corp.	37,559	5,066,334

Commercial Services — 8.3%
Moody’s Corp.	14,956	6,295,429
Rollins, Inc.	133,656	6,521,076
Total Commercial Services		12,816,505

Computers — 3.6%
Science Applications International Corp.	46,597	5,477,477

Diversified Financial Services — 7.6%
Federal Agricultural Mortgage Corp., Class C	30,297	5,478,303
Intercontinental Exchange, Inc.	45,766	6,264,908
Total Diversified Financial Services		11,743,211

Electronics — 5.1%
Amphenol Corp., Class A	117,052	7,885,793

Food — 3.8%
Hershey Co. (The)	31,774	5,841,015

Healthcare — Products — 11.8%
Abbott Laboratories	53,461	5,555,133
Stryker Corp.	19,484	6,629,431
Thermo Fisher Scientific, Inc.	10,959	6,060,327
Total Healthcare — Products		18,244,891

Insurance — 4.2%
Aflac, Inc.	72,268	6,454,255

Leisure Time — 3.1%
Polaris, Inc.(a)	61,563	4,820,999

Machinery — Diversified — 4.1%
Otis Worldwide Corp.	64,996	6,256,515

Media — 3.3%
FactSet Research Systems, Inc.	12,393	5,059,690
Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers — 3.5%
Silgan Holdings, Inc.	127,370	$5,391,572

Pharmaceuticals — 4.2%
Cencora, Inc.	28,673	6,460,027

Real Estate — 3.4%
McGrath RentCorp	48,686	5,187,493

Software — 16.7%
Broadridge Financial Solutions, Inc.	28,762	5,666,114
Fair Isaac Corp.(b)	4,995	7,435,856
Fiserv, Inc.(b)	44,047	6,564,765
Intuit, Inc.	9,361	6,152,143
Total Software		25,818,878

Water — 3.7%
American Water Works Co., Inc.	44,590	5,759,244
Total Common Stocks (Cost $137,240,034)		153,104,368

MONEY MARKET FUND — 0.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(c) (Cost $1,175,718)	1,175,718	1,175,718

Total Investments — 100.1% (Cost $138,415,752)		154,280,086
Liabilities in Excess of Other Assets — (0.1%)		(85,108)
Net Assets — 100.0%		$154,194,978

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,894,904; the aggregate market value of the collateral held by the fund is $4,015,002. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,015,002.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$153,104,368	$—	$—	$153,104,368
Money Market Fund	1,175,718	—	—	1,175,718
Total	$154,280,086	$—	$—	$154,280,086

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.7%
Auto Parts & Equipment	4.9
Chemicals	3.3
Commercial Services	8.3
Computers	3.6
Diversified Financial Services	7.6
Electronics	5.1
Food	3.8
Healthcare — Products	11.8
Insurance	4.2
Leisure Time	3.1
Machinery — Diversified	4.1
Media	3.3
Packaging & Containers	3.5
Pharmaceuticals	4.2
Real Estate	3.4
Software	16.7
Water	3.7
Money Market Fund	0.8
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 95.5%

Apparel — 1.2%
Crocs, Inc.(a)	1,100	$160,534
On Holding AG, Class A (Switzerland)(a)	3,000	116,400
Total Apparel		276,934

Auto Manufacturers — 0.7%
Tesla, Inc.(a)	816	161,470

Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc.(a)	479	503,443

Building Materials — 4.3%
Trane Technologies PLC	2,967	975,935

Computers — 10.4%
Apple, Inc.	7,207	1,517,939
Dell Technologies, Inc., Class C	4,982	687,068
Super Micro Computer, Inc.(a)	152	124,541
Total Computers		2,329,548

Diversified Financial Services — 4.3%
LPL Financial Holdings, Inc.	3,468	968,612

Home Builders — 4.9%
Lennar Corp., Class A	7,388	1,107,240

Internet — 15.5%
Alphabet, Inc., Class C	8,357	1,532,841
Amazon.com, Inc.(a)	2,590	500,518
Netflix, Inc.(a)	1,610	1,086,557
Uber Technologies, Inc.(a)	4,880	354,678
Total Internet		3,474,594

Lodging — 7.5%
MGM Resorts International(a)	37,856	1,682,321

Media — 3.9%
Walt Disney Co. (The)	8,772	870,972

Pharmaceuticals — 7.7%
Novo Nordisk A/S (Denmark)(b)	10,570	1,508,762
Zoetis, Inc.	1,224	212,192
Total Pharmaceuticals		1,720,954

REITS — 1.4%
VICI Properties, Inc.	11,106	318,076
Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 1.1%
Home Depot, Inc. (The)	744	$256,115

Semiconductors — 16.8%
Advanced Micro Devices, Inc.(a)	2,658	431,154
ASML Holding NV (Netherlands)	788	805,911
Broadcom, Inc.	279	447,943
NVIDIA Corp.	16,978	2,097,462
Total Semiconductors		3,782,470

Software — 10.7%
Microsoft Corp.	4,023	1,798,080
Oracle Corp.	4,285	605,042
Total Software		2,403,122

Venture Capital — 2.9%
Blackstone, Inc.	5,319	658,492
Total Common Stocks (Cost $15,918,959)		21,490,298

EXCHANGE TRADED FUNDS — 4.0%

Equity Fund — 4.0%
AdvisorShares Pure US Cannabis ETF†(a)	61,187	448,500
iShares Bitcoin Trust(a)	13,052	445,595
Total Exchange Traded Funds (Cost $941,021)		894,095

MONEY MARKET FUND — 0.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(c) (Cost $163,931)	163,931	163,931

Total Investments — 100.2% (Cost $17,023,911)		22,548,324
Liabilities in Excess of Other Assets — (0.2%)		(55,913)
Net Assets — 100.0%		$22,492,411

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,490,298	$—	$—	$21,490,298
Exchange Traded Funds	894,095	—	—	894,095
Money Market Fund	163,931	—	—	163,931
Total	$22,548,324	$—	$—	$22,548,324

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.2%
Auto Manufacturers	0.7
Biotechnology	2.2
Building Materials	4.3
Computers	10.4
Diversified Financial Services	4.3
Equity Fund	4.0
Home Builders	4.9
Internet	15.5
Lodging	7.5
Media	3.9
Pharmaceuticals	7.7
REITS	1.4
Retail	1.1
Semiconductors	16.8
Software	10.7
Venture Capital	2.9
Money Market Fund	0.7
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2024	Value at 6/30/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$—	$509,399	$(13,191)	$5,770	$(53,478)	61,187	$448,500	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 96.9%

Commercial Services — 5.9%
Target Hospitality Corp.(a)	22,589	$196,750

Internet — 21.6%
Airbnb, Inc., Class A(a)	390	59,136
Booking Holdings, Inc.	47	186,190
Expedia Group, Inc.(a)	1,517	191,127
Trip.com Group Ltd. (China)(a)(b)	3,896	183,112
TripAdvisor, Inc.(a)	6,116	108,926
Total Internet		728,491

Leisure Time — 10.2%
Norwegian Cruise Line Holdings Ltd.(a)	9,000	169,110
Royal Caribbean Cruises Ltd.(a)	1,100	175,373
Total Leisure Time		344,483

Lodging — 31.6%
Boyd Gaming Corp.	2,453	135,161
GreenTree Hospitality Group Ltd. (China)(a)(b)	3,847	9,348
Hilton Worldwide Holdings, Inc.	659	143,794
Hyatt Hotels Corp., Class A	559	84,923
InterContinental Hotels Group PLC (United Kingdom)(b)	1,583	167,719
Marriott International, Inc., Class A	586	141,677
MGM Resorts International(a)	3,409	151,496
Playa Hotels & Resorts NV(a)	12,900	108,231
Wyndham Hotels & Resorts, Inc.	1,657	122,618
Total Lodging		1,064,967

REITS — 27.6%
Apple Hospitality REIT, Inc.	10,447	151,899
Gaming and Leisure Properties, Inc.	2,074	93,766
Host Hotels & Resorts, Inc.	8,234	148,047
Park Hotels & Resorts, Inc.	6,119	91,663
Ryman Hospitality Properties, Inc.	1,399	139,704
VICI Properties, Inc.	4,794	137,300
Xenia Hotels & Resorts, Inc.	11,780	168,807
Total REITS		931,186
Total Common Stocks (Cost $3,014,131)		3,265,877
Investments	Shares	Value
MONEY MARKET FUND — 4.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(c) (Cost $146,534)	146,534	$146,534

Total Investments — 101.2% (Cost $3,160,665)		3,412,411
Liabilities in Excess of Other Assets — (1.2%)		(40,639)
Net Assets — 100.0%		$3,371,772

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,265,877	$—	$—	$3,265,877
Money Market Fund	146,534	—	—	146,534
Total	$3,412,411	$—	$—	$3,412,411

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	5.9%
Internet	21.6
Leisure Time	10.2
Lodging	31.6
REITS	27.6
Money Market Fund	4.3
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 99.4%

Advertising — 0.9%
Omnicom Group, Inc.	4,961	$445,002

Aerospace/Defense — 2.0%
Lockheed Martin Corp.	1,030	481,113
RTX Corp.	4,572	458,983
Total Aerospace/Defense		940,096

Agriculture — 2.0%
Altria Group, Inc.	10,475	477,136
Bunge Global SA	4,239	452,598
Total Agriculture		929,734

Apparel — 1.9%
Columbia Sportswear Co.	5,643	446,249
PVH Corp.	4,122	436,396
Total Apparel		882,645

Auto Manufacturers — 1.0%
General Motors Co.	10,285	477,841

Auto Parts & Equipment — 1.9%
Allison Transmission Holdings, Inc.	5,832	442,649
Gentex Corp.	13,430	452,725
Total Auto Parts & Equipment		895,374

Biotechnology — 1.0%
Corteva, Inc.	8,390	452,557

Building Materials — 3.8%
Armstrong World Industries, Inc.	4,004	453,413
Eagle Materials, Inc.	1,856	403,606
Griffon Corp.	6,789	433,545
Owens Corning	2,832	491,975
Total Building Materials		1,782,539

Chemicals — 1.9%
CF Industries Holdings, Inc.	6,430	476,592
Olin Corp.	8,628	406,810
Total Chemicals		883,402

Coal — 1.0%
Arch Resources, Inc.(a)	3,030	461,257

Computers — 5.1%
Accenture PLC, Class A	1,650	500,626
Amdocs Ltd.	5,362	423,169
Apple, Inc.	2,288	481,899
Investments	Shares	Value
COMMON STOCKS (continued)

Computers (continued)
Leidos Holdings, Inc.	3,662	$534,213
NetApp, Inc.	3,750	483,000
Total Computers		2,422,907

Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	5,232	507,713

Distribution/Wholesale — 0.9%
WW Grainger, Inc.	483	435,782

Diversified Financial Services — 7.9%
Affiliated Managers Group, Inc.	2,872	448,692
American Express Co.	1,973	456,848
BGC Group, Inc., Class A	59,552	494,282
Janus Henderson Group PLC	14,460	487,447
Mastercard, Inc., Class A	1,007	444,248
PJT Partners, Inc., Class A(a)	4,854	523,795
Visa, Inc., Class A	1,695	444,887
Western Union Co. (The)	34,479	421,333
Total Diversified Financial Services		3,721,532

Electric — 2.1%
NRG Energy, Inc.	6,544	509,516
Vistra Corp.	5,869	504,616
Total Electric		1,014,132

Electrical Components & Equipment — 2.0%
Acuity Brands, Inc.	1,826	440,870
Belden, Inc.	5,498	515,712
Total Electrical Components & Equipment		956,582

Electronics — 1.1%
CTS Corp.	10,452	529,185

Entertainment — 1.0%
Vail Resorts, Inc.	2,680	482,748

Healthcare — Products — 1.9%
ResMed, Inc.	2,332	446,391
Thermo Fisher Scientific, Inc.	810	447,930
Total Healthcare — Products		894,321

Home Builders — 3.0%
KB Home	7,100	498,278
Lennar Corp., Class A	3,028	453,807
PulteGroup, Inc.	4,141	455,924
Total Home Builders		1,408,009

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF
Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

Household Products/Wares — 1.9%
Church & Dwight Co., Inc.	4,376	$453,704
Kimberly-Clark Corp.	3,380	467,116
Total Household Products/Wares		920,820

Insurance — 4.0%
American International Group, Inc.	5,999	445,366
Hartford Financial Services Group, Inc. (The)	4,640	466,505
MetLife, Inc.	6,542	459,183
MGIC Investment Corp.	22,932	494,185
Total Insurance		1,865,239

Internet — 5.2%
Alphabet, Inc., Class A	2,797	509,474
Booking Holdings, Inc.	120	475,380
eBay, Inc.	9,084	487,992
Gen Digital, Inc.	19,330	482,863
Meta Platforms, Inc., Class A	948	478,001
Total Internet		2,433,710

Iron/Steel — 1.8%
Nucor Corp.	2,609	412,431
Steel Dynamics, Inc.	3,438	445,221
Total Iron/Steel		857,652

Lodging — 3.0%
Hilton Worldwide Holdings, Inc.	2,350	512,770
Las Vegas Sands Corp.	10,860	480,555
Wynn Resorts Ltd.	4,688	419,576
Total Lodging		1,412,901

Machinery — Construction & Mining — 1.9%
BWX Technologies, Inc.	4,962	471,390
Caterpillar, Inc.	1,280	426,368
Total Machinery — Construction & Mining		897,758

Machinery — Diversified — 1.1%
Westinghouse Air Brake Technologies Corp.	3,146	497,225

Media — 1.1%
New York Times Co. (The), Class A	9,981	511,127

Miscellaneous Manufacturing — 1.1%
Carlisle Cos., Inc.	1,232	499,219
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 7.2%
Chevron Corp.	3,100	$484,902
ConocoPhillips	3,584	409,938
EOG Resources, Inc.	3,458	435,258
Marathon Petroleum Corp.	2,346	406,984
Patterson-UTI Energy, Inc.	43,680	452,525
PBF Energy, Inc., Class A	8,277	380,908
SM Energy Co.	9,368	404,979
Valero Energy Corp.	2,807	440,025
Total Oil & Gas		3,415,519

Packaging & Containers — 0.9%
Ball Corp.	6,819	409,276

Pharmaceuticals — 0.9%
Cigna Group (The)	1,311	433,377

Pipelines — 1.1%
Cheniere Energy, Inc.	2,905	507,881

Real Estate — 1.0%
Newmark Group, Inc., Class A	46,982	480,626

REITS — 2.0%
National Health Investors, Inc.	7,175	485,963
National Storage Affiliates Trust	11,610	478,564
Total REITS		964,527

Retail — 6.2%
Bath & Body Works, Inc.	10,930	426,817
Domino’s Pizza, Inc.	976	503,938
Home Depot, Inc. (The)	1,370	471,609
Murphy USA, Inc.	1,116	523,917
Ross Stores, Inc.	3,468	503,970
TJX Cos., Inc. (The)	4,350	478,935
Total Retail		2,909,186

Semiconductors — 7.2%
Amkor Technology, Inc.	13,560	542,671
Applied Materials, Inc.	2,002	472,452
KLA Corp.	595	490,584
Lam Research Corp.	527	561,176
Microchip Technology, Inc.	5,150	471,225
NVIDIA Corp.	3,580	442,273
QUALCOMM, Inc.	2,190	436,204
Total Semiconductors		3,416,585

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF
Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

Software — 6.3%
Bentley Systems, Inc., Class B	9,430	$465,465
Electronic Arts, Inc.	3,638	506,883
Fidelity National Information Services, Inc.	6,190	466,478
Intuit, Inc.	790	519,196
Microsoft Corp.	1,070	478,236
Progress Software Corp.	9,520	516,555
Total Software		2,952,813

Telecommunications — 1.2%
InterDigital, Inc.	4,688	546,433

Transportation — 0.8%
Old Dominion Freight Line, Inc.	2,148	379,337
Total Common Stocks (Cost $43,425,826)		46,834,569

MONEY MARKET FUND — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(b) (Cost $129,898)	129,898	129,898

Total Investments — 99.7% (Cost $43,555,724)		46,964,467
Other Assets in Excess of Liabilities — 0.3%		153,905
Net Assets — 100.0%		$47,118,372

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $965,191; the aggregate market value of the collateral held by the fund is $973,815. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $973,815.
(b)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,834,569	$—	$—	$46,834,569
Money Market Fund	129,898	—	—	129,898
Total	$46,964,467	$—	$—	$46,964,467

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	0.9%
Aerospace/Defense	2.0
Agriculture	2.0
Apparel	1.9
Auto Manufacturers	1.0
Auto Parts & Equipment	1.9
Biotechnology	1.0
Building Materials	3.8
Chemicals	1.9
Coal	1.0
Computers	5.1
Cosmetics/Personal Care	1.1
Distribution/Wholesale	0.9
Diversified Financial Services	7.9
Electric	2.1
Electrical Components & Equipment	2.0
Electronics	1.1
Entertainment	1.0
Healthcare — Products	1.9
Home Builders	3.0
Household Products/Wares	1.9
Insurance	4.0

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Internet	5.2%
Iron/Steel	1.8
Lodging	3.0
Machinery — Construction & Mining	1.9
Machinery — Diversified	1.1
Media	1.1
Miscellaneous Manufacturing	1.1
Oil & Gas	7.2
Packaging & Containers	0.9
Pharmaceuticals	0.9
Pipelines	1.1
Real Estate	1.0
REITS	2.0
Retail	6.2
Semiconductors	7.2
Software	6.3
Telecommunications	1.2
Transportation	0.8
Money Market Fund	0.3
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
MONEY MARKET FUND — 7.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(a) (Cost $4,452,979)	4,452,979	$4,452,979

Total Investments — 7.5% (Cost $4,452,979)		4,452,979
Other Assets in Excess of Liabilities — 92.5%		54,812,573
Net Assets — 100.0%		$59,265,552

SOFR — Secured Overnight Financing Rate

(a)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$4,452,979	$—	$—	$4,452,979
Swaps†	—	—	—	—
Total	$4,452,979	$—	$—	$4,452,979

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$—	$(399,513)	$—	$(399,513)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	7.5%
Total Investments	7.5
Other Assets in Excess of Liabilities	92.5
Net Assets	100.0%

Total return swap contracts outstanding as of June 30, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	SOFR + 1.25%	Monthly	9/22/2026	$72,062,717	$71,663,204	$(399,513)
AdvisorShares Pure US Cannabis ETF	SOFR + 3.00%	Monthly	11/20/2026	47,718,300	47,718,300	—
Net Unrealized Depreciation						$(399,513)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2024, cash in the amount of $68,825,483 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 90.6%

Biotechnology — 68.3%
ATAI Life Sciences NV (Germany)(a)(b)	200,831	$267,105
Bright Minds Biosciences, Inc. (Canada)(b)	180,992	195,471
Clearmind Medicine, Inc. (Canada)(a)(b)	128,641	216,117
Cybin, Inc. (Canada)(b)	1,865,217	505,474
Enveric Biosciences, Inc.(b)	317,047	196,569
GH Research PLC (Ireland)(b)	22,605	263,574
Incannex Healthcare, Inc.(b)	80,002	235,206
Intra-Cellular Therapies, Inc.(b)	3,705	253,755
Mind Medicine MindMed, Inc.(a)(b)	124,166	895,237
NRX Pharmaceuticals, Inc.(b)	108,085	263,727
PsyBio Therapeutics Corp.(b)	2,994,817	300
Psyence Biomedical Ltd. (Canada)(b)	463,042	138,913
Sage Therapeutics, Inc.(b)	16,030	174,086
Seelos Therapeutics, Inc.(b)	89,812	53,618
Vistagen Therapeutics, Inc.(a)(b)	51,780	180,194
Total Biotechnology		3,839,346

Healthcare — Services — 4.5%
Field Trip Health & Wellness Ltd. (Canada)(b)(c)	1,058,415	0
Greenbrook TMS, Inc. (Canada)(b)	1,145,349	98,500
Lucy Scientific Discovery, Inc. (Canada)†(b)	128,160	65,862
Numinus Wellness, Inc. (Canada)(a)(b)	2,673,274	86,881
Total Healthcare — Services		251,243

Pharmaceuticals — 17.8%
Alkermes PLC(b)	11,390	274,499
Compass Pathways PLC (United Kingdom)(b)(d)	60,882	367,727
FSD Pharma, Inc. (Canada)(b)(c)	263,236	0
FSD Pharma, Inc., Class B (Canada)(b)	555,184	88,885
Relmada Therapeutics, Inc.(b)	90,028	270,084
Total Pharmaceuticals		1,001,195
Total Common Stocks (Cost $9,851,275)		5,091,784
Investments	Shares	Value
MONEY MARKET FUNDS — 17.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(e)	568,793	$568,793
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(e)(f)	429,996	429,996
Total Money Market Funds (Cost $998,789)		998,789

Total Investments — 108.4% (Cost $10,850,064)		6,090,573
Liabilities in Excess of Other Assets — (8.4%)		(472,033)
Net Assets — 100.0%		$5,618,540

PLC — Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $400,113; the aggregate market value of the collateral held by the fund is $429,996.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of June 30, 2024.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$5,091,784	$—	$—	*	$5,091,784
Money Market Funds	998,789	—	—		998,789
Total	$6,090,573	$—	$—	*	$6,090,573

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	68.3%
Healthcare — Services	4.5
Pharmaceuticals	17.8
Money Market Funds	17.8
Total Investments	108.4
Liabilities in Excess of Other Assets	(8.4)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2024	Value at 6/30/2024	Dividend Income
Lucy Scientific Discovery, Inc.*	$327,432	$379,324	$(12,774)	$(83,634)	$(544,486)	128,160	$65,862	$—

*	Security was not an affiliated company in prior year end; therefore, the change in unrealized gain (loss) will not match the Statement of Operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 61.5%

Agriculture — 8.1%
Village Farms International, Inc. (Canada)(a)	3,435,936	$3,504,655

Biotechnology — 0.5%
Skye Bioscience, Inc.(a)(b)	26,000	208,260

Distributors — 9.3%
High Tide, Inc. (Canada)(a)(b)	1,828,968	4,042,019

Investment Company — 1.1%
RIV Capital, Inc. (Canada)(a)	4,975,540	472,701

Pharmaceuticals — 30.5%
Canopy Growth Corp. (Canada)(a)(b)	68,922	444,547
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	1,466,972	2,963,284
Charlottes Web Holdings, Inc.(a)(b)	2,112,115	416,758
Clever Leaves Holdings, Inc. (Canada)(a)	34,571	91,267
Cronos Group, Inc. (Canada)(a)	870,613	2,028,528
Hempfusion Wellness, Inc. (Canada)(a)	1,762,927	2
IM Cannabis Corp. (Canada)(a)	620,762	285,551
Intercure Ltd. (Israel)(a)	107,414	215,902
Jazz Pharmaceuticals PLC(a)	9,900	1,056,627
Organigram Holdings, Inc. (Canada)(a)	1,000,126	1,540,194
PharmaCielo Ltd. (Canada)(a)	338,496	47,743
Rubicon Organics, Inc. (Canada)(a)	1,050,000	374,010
SNDL, Inc. (Canada)(a)	1,409,212	2,677,503
Tilray Brands, Inc. (Canada)(a)(b)	674,900	1,120,334
Total Pharmaceuticals		13,262,250

REITS — 7.1%
AFC Gamma, Inc.	124,606	1,520,193
Chicago Atlantic Real Estate Finance, Inc.	101,361	1,556,905
Total REITS		3,077,098

Software — 0.5%
WM Technology, Inc.(a)	200,000	208,000

Specialty Retail — 4.4%
GrowGeneration Corp.(a)	247,182	531,441
Ispire Technology, Inc.(a)	175,858	1,406,864
Total Specialty Retail		1,938,305
Total Common Stocks (Cost $86,956,750)		26,713,288
Investments	Shares	Value
COMMON STOCKS (continued)

EXCHANGE TRADED FUND — 37.7%

Equity Fund — 37.7%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $32,580,941)	2,237,818	$16,403,206

MONEY MARKET FUNDS — 7.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(c)	258,596	258,596
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(c)(d)	3,040,984	3,040,984
Total Money Market Funds (Cost $3,299,580)		3,299,580

Total Investments — 106.8% (Cost $122,837,271)		46,416,074
Liabilities in Excess of Other Assets — (6.8%)		(2,945,223)
Net Assets — 100.0%		$43,470,851

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,613,454; the aggregate market value of the collateral held by the fund is $3,300,116. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $259,132.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$26,713,288	$—	$—	$26,713,288
Exchange Traded Fund	16,403,206	—	—	16,403,206
Money Market Funds	3,299,580	—	—	3,299,580
Total	$46,416,074	$—	$—	$46,416,074

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.1%
Biotechnology	0.5
Distributors	9.3
Equity Fund	37.7
Investment Company	1.1
Pharmaceuticals	30.5
REITS	7.1
Software	0.5
Specialty Retail	4.4
Money Market Funds	7.6
Total Investments	106.8
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2024	Value at 6/30/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$19,211,102	$928,295	$(10,435,148)	$(25,614,508)	$32,313,465	2,237,818	$16,403,206	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 8.3%

Investment Company — 0.1%
RIV Capital, Inc. (Canada)(a)	4,294,850	$408,032

Pharmaceuticals — 8.2%
Curaleaf Holdings, Inc.(a)	10,468,126	40,302,285
Hempfusion Wellness, Inc. (Canada)(a)	7,964,631	8
TerrAscend Corp. (Canada)†(a)	24,110,324	32,548,937
Total Pharmaceuticals		72,851,230
Total Common Stocks (Cost $112,458,155)		73,259,262

MONEY MARKET FUND — 17.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(b) (Cost $153,192,798)	153,192,798	153,192,798

Total Investments — 25.5% (Cost $265,650,953)		226,452,060
Other Assets in Excess of Liabilities — 74.5%		662,214,192
Net Assets — 100.0%		$888,666,252

SOFR — Secured Overnight Financing Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of June 30, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$73,259,262	$—	$—	$73,259,262
Money Market Fund	153,192,798	—	—	153,192,798
Swaps†	—	523,165	—	523,165
Total	$226,452,060	$523,165	$—	$226,975,225

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(4,277,216)	$—	$(4,277,216)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Investment Company	0.1%
Pharmaceuticals	8.2
Money Market Fund	17.2
Total Investments	25.5
Other Assets in Excess of Liabilities	74.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2024

Total return swap contracts outstanding as of June 30, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	$2,767,872	$2,751,580	$(16,292)
4Front Ventures ORD	SOFR + 3.00%	Monthly	11/20/2026	187,451	232,200	44,749
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 1.25%	Monthly	11/20/2026	675,175	671,044	(4,131)
Acreage Holdings FX SUB VOT CL E ORD	SOFR + 3.00%	Monthly	9/22/2026	65,550	63,250	(2,300)
Ascend Well	SOFR + 1.25%	Monthly	11/20/2026	1,774,326	1,763,741	(10,585)
AYR Rights Offering	SOFR + 1.25%	Monthly	3/01/2026	1,732,244	1,720,581	(11,663)
AYR Rights Offering	SOFR + 3.00%	Monthly	3/01/2026	1,334,846	1,334,846	—
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	13,274,425	13,202,135	(72,290)
AYR Wellness	SOFR + 3.00%	Monthly	11/20/2026	10,753,722	11,063,500	309,778
C21 Investments ORD	SOFR + 3.00%	Monthly	9/02/2026	306,936	327,600	20,664
C21 Investments ORD	SOFR + 1.25%	Monthly	8/25/2026	2,783,550	2,767,650	(15,900)
CANNABIST COMPANY HOLDING ORD	SOFR + 3.00%	Monthly	9/02/2026	735,916	734,921	(995)
CANNABIST COMPANY HOLDING ORD	SOFR + 1.25%	Monthly	9/02/2026	7,408,147	7,362,339	(45,808)
Cresco Labs ORD	SOFR + 3.00%	Monthly	9/02/2026	4,945,403	4,996,276	50,873
Cresco Labs ORD	SOFR + 1.25%	Monthly	11/20/2026	46,530,036	46,247,787	(282,249)
Curaleaf Holdings SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	121,379,669	120,645,587	(734,082)
Curaleaf Holdings SUB VOT ORD	SOFR + 3.00%	Monthly	11/20/2026	13,917,245	13,965,490	48,245
Glass House Brands	SOFR + 1.25%	Monthly	11/20/2026	24,442,451	24,308,921	(133,530)
Glass House Brands	SOFR + 3.00%	Monthly	9/02/2026	5,948,250	5,905,598	(42,652)
Gold Flora Corp	SOFR + 1.25%	Monthly	9/22/2026	754,540	749,605	(4,935)
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	2,281,829	2,265,524	(16,305)
Goodness Growth Hold	SOFR + 3.00%	Monthly	11/20/2026	649,169	650,238	1,069
Green Thumb Industries SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	221,559,551	220,501,651	(1,057,900)
Green Thumb Industries SUB VOT ORD	SOFR + 3.00%	Monthly	9/02/2026	29,904,336	29,735,200	(169,136)
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	1,428,386	1,424,995	(3,391)
Grown Rogue International	SOFR + 3.00%	Monthly	11/20/2026	1,131,279	1,118,000	(13,279)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	10,500,915	10,443,271	(57,644)
Jushi Holdings CL B SUB VOT ORD	SOFR + 3.00%	Monthly	9/02/2026	1,432,952	1,439,640	6,688
Lowell Farms ORD	SOFR + 1.25%	Monthly	11/20/2026	23,398	25,072	1,675
Marimed ORD	SOFR + 3.00%	Monthly	11/20/2026	342,197	339,013	(3,184)
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	482,561	479,650	(2,911)
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	6,172,416	6,135,250	(37,166)
Planet 13 Holdings ORD	SOFR + 3.00%	Monthly	9/02/2026	1,106,796	1,095,100	(11,696)
Schwazze (Medicine Man Technologies)	SOFR + 3.00%	Monthly	11/20/2026	875,739	893,095	17,356
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	15,498,323	15,409,312	(89,011)
Terrascend ORD	SOFR + 3.00%	Monthly	11/20/2026	936,686	930,285	(6,401)
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	11/20/2026	141,368,801	140,618,250	(750,551)
Trulieve Cannabis ORD	SOFR + 3.00%	Monthly	9/02/2026	20,327,238	20,211,250	(115,988)
Vext Science ORD	SOFR + 1.25%	Monthly	8/25/2026	825,490	820,756	(4,734)
Verano Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	95,807,042	95,247,025	(560,017)
Verano Holdings ORD	SOFR + 3.00%	Monthly	9/02/2026	10,441,743	10,463,812	22,069
Vext Science ORD	SOFR + 3.00%	Monthly	11/01/2026	13,739	13,248	(491)
Net Unrealized Depreciation						$(3,754,051)

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

June 30, 2024

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of June 30, 2024, cash in the amount of $727,949,696 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the year ended June 30, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 6/30/2024	Value at 6/30/2024	Dividend Income
Power REIT*	$380,905	$72,568	$(236,992)	$(8,386,176)	$8,169,695	—	$—	$—
TerrAscend Corp.	—	44,256,292	(494,310)	(45,140)	(11,167,905)	24,110,324	32,548,937	—
Urban-GRO, Inc.*	684,337	63,898	(739,398)	(5,080,920)	5,072,083	—	—	—
Total	$1,065,242	$44,392,758	$(1,470,700)	$(13,512,236)	$2,073,873	24,110,324	$32,548,937	$—

*	Security is no longer an affiliated company at year end.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 98.7%

Equity Fund — 98.7%
Communication Services Select Sector SPDR Fund	27,614	$2,365,415
Consumer Discretionary Select Sector SPDR Fund	25,532	4,657,037
Health Care Select Sector SPDR Fund(a)	28,174	4,106,361
Industrial Select Sector SPDR Fund(a)	11,600	1,413,692
iShares U.S. Technology ETF	35,767	5,382,933
Technology Select Sector SPDR Fund(a)	26,339	5,958,672
Utilities Select Sector SPDR Fund	21,800	1,485,452
Total Exchange Traded Funds (Cost $22,275,708)		25,369,562

MONEY MARKET FUNDS — 6.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(b)(c)	1,136,149	1,136,149
Fidelity Investments Money Market Government Portfolio — Class I, 4.96%(b)	437,191	437,191
Total Money Market Funds (Cost $1,573,340)		1,573,340

Total Investments — 104.8% (Cost $23,849,048)		26,942,902
Liabilities in Excess of Other Assets — (4.8%)		(1,217,874)
Net Assets — 100.0%		$25,725,028

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,283,624; the aggregate market value of the collateral held by the fund is $4,384,288. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,248,139.
(b)	Rate shown reflects the 7-day yield as of June 30, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,369,562	$—	$—	$25,369,562
Money Market Funds	1,573,340	—	—	1,573,340
Total	$26,942,902	$—	$—	$26,942,902

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	98.7%
Money Market Funds	6.1
Total Investments	104.8
Liabilities in Excess of Other Assets	(4.8)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
MONEY MARKET FUNDS — 116.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.21%(a)(b)	58,856,279	$58,856,279
Fidelity Institutional Money Market Government Portfolio — Class III, 4.96%(a)	20,088,568	20,088,568
Total Money Market Funds (Cost $78,944,847)		78,944,847
Total Investments Before Securities Sold, Not Yet Purchased (Cost $78,944,847)		78,944,847

Securities Sold, Not Yet Purchased — (94.5)%(c)

COMMON STOCKS — (94.5)%

Aerospace/Defense — (1.6)%
Mercury Systems, Inc.(d)	(40,000)	(1,079,600)

Airlines — (1.3)%
Southwest Airlines Co.	(30,000)	(858,300)

Auto Parts & Equipment — (1.4)%
Goodyear Tire & Rubber Co. (The)(d)	(85,000)	(964,750)

Banks — (7.2)%
Cullen/Frost Bankers, Inc.	(13,000)	(1,321,190)
Regions Financial Corp.	(50,000)	(1,002,000)
Synovus Financial Corp.	(24,128)	(969,704)
United Community Banks, Inc.	(35,000)	(891,100)
Valley National Bancorp	(100,000)	(698,000)
Total Banks		(4,881,994)

Beverages — (2.0)%
Diageo PLC (United Kingdom)(e)	(11,000)	(1,386,880)

Commercial Services — (2.4)%
Adtalem Global Education, Inc.(d)	(10,000)	(682,100)
Avis Budget Group, Inc.	(9,000)	(940,680)
Total Commercial Services		(1,622,780)

Diversified Financial Services — (3.9)%
Columbia Financial, Inc.(d)	(18,000)	(269,460)
Credit Acceptance Corp.(d)	(3,000)	(1,544,040)
SoFi Technologies, Inc.(d)	(125,000)	(826,250)
Total Diversified Financial Services		(2,639,750)
Investments	Shares	Value
COMMON STOCKS (continued)

Electronics — (1.1)%
Vicor Corp.(d)	(22,000)	$(729,520)

Food — (2.8)%
Lamb Weston Holdings, Inc.	(10,000)	(840,800)
TreeHouse Foods, Inc.(d)	(29,000)	(1,062,560)
Total Food		(1,903,360)

Hand/Machine Tools — (1.2)%
Snap-on, Inc.	(3,000)	(784,170)

Healthcare — Products — (1.4)%
Omnicell, Inc.(d)	(35,000)	(947,450)

Healthcare — Services — (1.9)%
Humana, Inc.	(3,500)	(1,307,775)

Home Builders — (1.3)%
LGI Homes, Inc.(d)	(10,000)	(894,900)

Household Products/Wares — (1.5)%
Helen of Troy Ltd.(d)	(11,000)	(1,020,140)

Insurance — (2.9)%
Goosehead Insurance, Inc., Class A(d)	(15,000)	(861,600)
Prudential PLC (Hong Kong)(e)	(60,000)	(1,099,200)
Total Insurance		(1,960,800)

Internet — (5.4)%
DoorDash, Inc., Class A(d)	(10,500)	(1,142,190)
Etsy, Inc.(d)	(13,000)	(766,740)
Roku, Inc.(d)	(15,000)	(898,950)
VeriSign, Inc.(d)	(5,000)	(889,000)
Total Internet		(3,696,880)

Leisure Time — (1.1)%
Brunswick Corp.	(10,000)	(727,700)

Lodging — (1.2)%
Hilton Grand Vacations, Inc.(d)	(20,000)	(808,600)

Miscellaneous Manufacturing — (1.5)%
Materion Corp.	(1,500)	(162,195)
Teledyne Technologies, Inc.(d)	(2,200)	(853,556)
Total Miscellaneous Manufacturing		(1,015,751)

Office/Business Equipment — (0.9)%
Xerox Holdings Corp.	(50,000)	(581,000)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — (1.3)%
Nabors Industries Ltd.(d)	(12,000)	$(853,920)

Oil & Gas Services — (2.7)%
NOV, Inc.	(45,000)	(855,450)
Oceaneering International, Inc.(d)	(40,000)	(946,400)
Total Oil & Gas Services		(1,801,850)

Packaging & Containers — (2.8)%
Greif, Inc., Class A	(15,000)	(862,050)
Silgan Holdings, Inc.	(25,000)	(1,058,250)
Total Packaging & Containers		(1,920,300)

Pharmaceuticals — (1.4)%
CVS Health Corp.	(16,000)	(944,960)

Real Estate — (3.0)%
Howard Hughes Holdings, Inc.(d)	(13,000)	(842,660)
McGrath RentCorp	(11,000)	(1,172,050)
Total Real Estate		(2,014,710)

REITS — (12.1)%
EastGroup Properties, Inc.	(8,000)	(1,360,800)
First Industrial Realty Trust, Inc.	(20,000)	(950,200)
Kimco Realty Corp.	(40,000)	(778,400)
Prologis, Inc.	(8,000)	(898,480)
Realty Income Corp.	(19,000)	(1,003,580)
Retail Opportunity Investments Corp.	(75,000)	(932,250)
Terreno Realty Corp.	(15,000)	(887,700)
WP Carey, Inc.	(25,000)	(1,376,250)
Total REITS		(8,187,660)

Retail — (6.2)%
CarMax, Inc.(d)	(20,000)	(1,466,800)
Penske Automotive Group, Inc.	(6,000)	(894,120)
Restaurant Brands International, Inc. (Canada)	(10,000)	(703,700)
Starbucks Corp.	(15,000)	(1,167,750)
Total Retail		(4,232,370)
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — (6.5)%
Allegro MicroSystems, Inc. (Japan)(d)	(31,000)	$(875,440)
IPG Photonics Corp.(d)	(10,000)	(843,900)
Kulicke & Soffa Industries, Inc. (Singapore)	(20,000)	(983,800)
ON Semiconductor Corp.(d)	(15,000)	(1,028,250)
Wolfspeed, Inc.(d)	(30,000)	(682,800)
Total Semiconductors		(4,414,190)

Software — (11.2)%
Atlassian Corp., Class A(d)	(5,000)	(884,400)
Cloudflare, Inc., Class A(d)	(10,000)	(828,300)
Global-e Online Ltd. (Israel)(d)	(20,000)	(725,400)
MSCI, Inc.	(1,800)	(867,150)
Phreesia, Inc.(d)	(63,000)	(1,335,600)
Sprout Social, Inc., Class A(d)	(25,000)	(892,000)
Veeva Systems, Inc., Class A(d)	(7,000)	(1,281,070)
Workiva, Inc.(d)	(10,744)	(784,205)
Total Software		(7,598,125)

Transportation — (3.3)%
Marten Transport Ltd.	(55,000)	(1,014,750)
Schneider National, Inc., Class B	(52,000)	(1,256,320)
Total Transportation		(2,271,070)
Total Common Stocks (Cost $(64,616,087))		(64,051,255)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(64,616,087)]		(64,051,255)

Total Investments — 22.0% (Cost $14,328,760)		14,893,592
Other Assets in Excess of Liabilities — 78.0%		52,871,526
Net Assets — 100.0%		$67,765,118

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of June 30, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of June 30, 2024 cash in the amount of $53,741,370 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$78,944,847	$—	$—	$78,944,847

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(64,051,255)	$—	$—	$(64,051,255)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.6)%
Airlines	(1.3)
Auto Parts & Equipment	(1.4)
Banks	(7.2)
Beverages	(2.0)
Commercial Services	(2.4)
Diversified Financial Services	(3.9)
Electronics	(1.1)
Food	(2.8)
Hand/Machine Tools	(1.2)
Healthcare — Products	(1.4)
Healthcare — Services	(1.9)
Home Builders	(1.3)
Household Products/Wares	(1.5)
Insurance	(2.9)
Internet	(5.4)
Leisure Time	(1.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Lodging	(1.2)%
Miscellaneous Manufacturing	(1.5)
Office/Business Equipment	(0.9)
Oil & Gas	(1.3)
Oil & Gas Services	(2.7)
Packaging & Containers	(2.8)
Pharmaceuticals	(1.4)
Real Estate	(3.0)
REITS	(12.1)
Retail	(6.2)
Semiconductors	(6.5)
Software	(11.2)
Transportation	(3.3)
Money Market Funds	116.5
Total Investments	22.0
Other Assets in Excess of Liabilities	78.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 89.4%

Food — 2.7%
US Foods Holding Corp.(a)	1,580	$83,708

Food Service — 4.9%
Aramark	4,370	148,668

Retail — 81.8%
Arcos Dorados Holdings, Inc., Class A (Brazil)	6,883	61,947
BJ’s Restaurants, Inc.(a)	1,307	45,353
Brinker International, Inc.(a)	3,131	226,653
Casey’s General Stores, Inc.	290	110,652
Cava Group, Inc.(a)	2,350	217,962
Chipotle Mexican Grill, Inc.(a)	2,650	166,023
Chuy’s Holdings, Inc.(a)	3,505	90,850
Darden Restaurants, Inc.	699	105,773
Dave & Buster’s Entertainment, Inc.(a)	1,442	57,406
Dine Brands Global, Inc.	2,209	79,966
Domino’s Pizza, Inc.	259	133,729
Dutch Bros, Inc., Class A(a)	4,210	174,294
El Pollo Loco Holdings, Inc.(a)	13,108	148,251
Jack in the Box, Inc.(b)	1,129	57,511
McDonald’s Corp.	396	100,917
Portillo’s, Inc., Class A(a)	5,500	53,460
Restaurant Brands International, Inc. (Canada)	1,700	119,629
Shake Shack, Inc., Class A(a)	958	86,220
Texas Roadhouse, Inc.	841	144,408
Wingstop, Inc.	469	198,228
Yum! Brands, Inc.	986	130,606
Total Retail		2,509,838
Total Common Stocks (Cost $2,066,371)		2,742,214
Investments	Shares	Value
MONEY MARKET FUNDS — 14.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(c)	372,887	$372,887
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(c)(d)	58,065	58,065
Total Money Market Funds (Cost $430,952)		430,952

Total Investments — 103.4% (Cost $2,497,323)		3,173,166
Liabilities in Excess of Other Assets — (3.4%)		(105,259)
Net Assets — 100.0%		$3,067,907

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $56,340; the aggregate market value of the collateral held by the fund is $58,065.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,742,214	$—	$—	$2,742,214
Money Market Funds	430,952	—	—	430,952
Total	$3,173,166	$—	$—	$3,173,166

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Food	2.7%
Food Service	4.9
Retail	81.8
Money Market Funds	14.0
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

June 30, 2024

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 95.3%

Debt Fund — 25.3%
iShares Core Total USD Bond Market ETF(a)	251,265	$11,362,203
iShares MBS ETF	28,098	2,579,677
iShares U.S. Treasury Bond ETF	71,631	1,616,712
Total Debt Fund		15,558,592

Equity Fund — 70.0%
BlackRock U.S. Equity Factor Rotation ETF	55,285	2,595,078
iShares MSCI EAFE ETF(b)	94,304	7,386,832
iShares MSCI Emerging Markets ETF(b)	36,283	1,545,293
iShares Russell Mid-Cap Growth ETF	29,737	3,281,478
SPDR S&P 500 ETF Trust(a)	51,948	28,271,141
Total Equity Fund		43,079,822
Total Exchange Traded Funds (Cost $51,233,803)		58,638,414

MONEY MARKET FUNDS — 8.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 5.20%(c)	2,953,598	2,953,598
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(c)(d)	2,210,170	2,210,170
Total Money Market Funds (Cost $5,163,768)		5,163,768

Total Investments Before Written Options — 103.7% (Cost $56,397,571)		63,802,182
	Notional Amount	Contracts	Value
WRITTEN CALL OPTION — (0.0)%**
SPDR S&P 500 ETF Trust, expiring 07/19/24, Strike Price $565.00 [Premium Received $(16,504)]	$(17,628,000)	(312)	$(9,828)

Total Investments — 103.7% (Cost $56,381,067)			63,792,354
Liabilities in Excess of Other Assets — (3.7%)			(2,253,023)
Net Assets — 100.0%			$61,539,331

**	Less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,098,743 as of June 30, 2024.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,682,469; the aggregate market value of the collateral held by the fund is $3,759,833. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,549,663.
(c)	Rate shown reflects the 7-day yield as of June 30, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$58,638,414	$—	$—	$58,638,414
Money Market Funds	5,163,768	—	—	5,163,768
Total	$63,802,182	$—	$—	$63,802,182

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(9,828)	$—	$—	$(9,828)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	25.3%
Equity Fund	70.0
Written Call Option	(0.0)**
Money Market Funds	8.4
Total Investments	103.7
Liabilities in Excess of Other Assets	(3.7)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF
Schedule of Investments

June 30, 2024

Investments	Shares	Value
COMMON STOCKS — 95.8%

Agriculture — 8.7%
British American Tobacco PLC (United Kingdom)(a)(b)	4,528	$140,051
Turning Point Brands, Inc.	14,777	474,194
Total Agriculture		614,245

Auto Manufacturers — 4.5%
Ferrari NV (Italy)(a)	768	313,628

Beverages — 14.8%
Boston Beer Co., Inc. (The), Class A(c)	900	274,545
Duckhorn Portfolio, Inc. (The)(c)	35,792	254,123
MGP Ingredients, Inc.	3,465	257,796
Molson Coors Beverage Co., Class B	5,094	258,928
Total Beverages		1,045,392

Electronics — 3.8%
Turtle Beach Corp.(c)	18,477	264,960

Entertainment — 8.9%
Accel Entertainment, Inc.(c)	31,326	321,405
Light & Wonder, Inc.(c)	2,913	305,515
Total Entertainment		626,920

Household Products/Wares — 4.0%
Church & Dwight Co., Inc.	2,752	285,327

Lodging — 8.5%
Boyd Gaming Corp.	4,912	270,651
MGM Resorts International(c)	7,308	324,768
Total Lodging		595,419

REITS — 6.6%
Gaming and Leisure Properties, Inc.	5,927	267,960
VICI Properties, Inc.	6,916	198,074
Total REITS		466,034

Retail — 18.6%
Chuy’s Holdings, Inc.(c)	10,038	260,185
El Pollo Loco Holdings, Inc.(c)	29,524	333,916
Texas Roadhouse, Inc.	1,900	326,249
Wingstop, Inc.	923	390,115
Total Retail		1,310,465

Semiconductors — 8.1%
NVIDIA Corp.	4,590	567,049
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 9.3%
Electronic Arts, Inc.	2,326	$324,082
HUYA, Inc. (China)(b)	84,016	331,863
Total Software		655,945
Total Common Stocks (Cost $6,049,471)		6,745,384

MONEY MARKET FUNDS — 6.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.20%(d)	341,446	341,446
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(d)(e)	144,203	144,203
Total Money Market Funds (Cost $485,649)		485,649

Total Investments — 102.7% (Cost $6,535,120)		7,231,033
Liabilities in Excess of Other Assets — (2.7%)		(192,152)
Net Assets — 100.0%		$7,038,881

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $444,331; the aggregate market value of the collateral held by the fund is $462,244. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $318,041.
(b)	American Depositary Receipt.
(c)	Non-income producing security.
(d)	Rate shown reflects the 7-day yield as of June 30, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF
Schedule of Investments (continued)

June 30, 2024

Fair Value Measurements

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,745,384	$—	$—	$6,745,384
Money Market Funds	485,649	—	—	485,649
Total	$7,231,033	$—	$—	$7,231,033

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.7%
Auto Manufacturers	4.5
Beverages	14.8
Electronics	3.8
Entertainment	8.9
Household Products/Wares	4.0
Lodging	8.5
REITS	6.6
Retail	18.6
Semiconductors	8.1
Software	9.3
Money Market Funds	6.9
Total Investments	102.7
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2024

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$20,450,101	$75,354,567	$86,726,489	$26,057,199
Total Cost of Investments	20,450,101	75,354,567	86,726,489	26,057,199
Investments, at Market Value (including securities on loan) (Note 2)(a)	27,921,161	82,886,255	111,981,806	26,057,199
Total Market Value of Investments	27,921,161	82,886,255	111,981,806	26,057,199
Cash	—	1,346	1	2,067
Dividends and Interest Receivable	29,802	3,007	94,070	109,473
Receivable from Securities Sold	101,466	—	—	—
Reclaim Receivable	22,773	—	—	—
Prepaid Expenses	—	2,276	2,269	—
Total Assets	28,075,202	82,892,884	112,078,146	26,168,739
LIABILITIES
Cash collateral for securities on loan(b)	2,297,590	2,786,001	—	—
Advisory Fees Payable	16,977	56,978	64,383	12,961
Accounting & Administration Fees Payable	36,101	35,931	34,817	36,684
Audit & Tax Fees Payable	19,554	19,169	19,169	19,198
Trustee Fees Payable	259	625	552	294
Securities Sold, Not Yet Purchased(c)	—	—	—	11,679,458
Capital Shares Payable	—	—	—	375,143
Custody Fees Payable	3,423	6,166	6,243	2,957
Legal Fees Payable	435	1,168	749	562
Exchange Listing Fees Payable	56	33	32	100
Reports to Shareholders Fees Payable	5,169	5,929	5,359	4,360
CCO Fees Payable	798	2,334	2,452	807
Due to Custodian	15,144	—	—	—
Due to Broker	—	—	—	2,998,645
Interest Payable	—	—	—	26,011
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	21,440
Accrued Expenses	4,386	3,140	4,160	998
Total Liabilities	2,399,892	2,917,474	137,916	15,179,618
NET ASSETS	$25,675,310	$79,975,410	$111,940,230	$10,989,121
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$73,943,345	$99,610,334	$89,616,026	$101,035,894
Total Distributable Earnings/Accumulated (Loss)	(48,268,035)	(19,634,924)	22,324,204	(90,046,773)
NET ASSETS	$25,675,310	$79,975,410	$111,940,230	$10,989,121
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	415,000	2,045,000	2,390,000	1,465,000
Net Asset Value (NAV) Per Share	$61.87	$39.11	$46.84	$7.50

(a) Market value of securities on loan	$3,053,888	$2,728,180	$—	$—
(b) Non-cash collateral for securities on loan	$908,177	$—	$—	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$14,847,676

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2024

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
ASSETS
Investments, at Cost	$138,415,752	$16,521,933	$3,160,665	$43,555,724
Investments in Affiliates, at Cost (Note 8)	—	501,978	—	—
Total Cost of Investments	138,415,752	17,023,911	3,160,665	43,555,724
Investments, at Market Value (including securities on loan) (Note 2)(a)	154,280,086	22,099,824	3,412,411	46,964,467
Investments in Affiliates, at Market Value (Note 8)	—	448,500	—	—
Total Market Value of Investments	154,280,086	22,548,324	3,412,411	46,964,467
Cash	84	23	18	212,255
Dividends and Interest Receivable	59,639	5,279	9,667	38,153
Reclaim Receivable	—	1,476	—	4,822
Due from Investment Advisor	—	7,250	7,390	—
Prepaid Expenses	477	56	—	281
Total Assets	154,340,286	22,562,408	3,429,486	47,219,978
LIABILITIES
Advisory Fees Payable	67,145	—	—	30,057
Accounting & Administration Fees Payable	34,612	35,993	35,927	36,067
Audit & Tax Fees Payable	19,654	19,169	19,167	19,889
Trustee Fees Payable	163	147	79	750
Custody Fees Payable	6,816	2,264	809	4,630
Legal Fees Payable	192	4,547	74	412
Exchange Listing Fees Payable	36	12	8	—
Reports to Shareholders Fees Payable	9,700	3,913	1,125	4,401
CCO Fees Payable	1,802	476	120	1,191
Accrued Expenses	5,188	3,476	405	4,209
Total Liabilities	145,308	69,997	57,714	101,606
NET ASSETS	$154,194,978	$22,492,411	$3,371,772	$47,118,372
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$138,833,755	$27,226,996	$4,420,631	$63,722,613
Total Distributable Earnings/Accumulated (Loss)	15,361,223	(4,734,585)	(1,048,859)	(16,604,241)
NET ASSETS	$154,194,978	$22,492,411	$3,371,772	$47,118,372
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,480,000	1,045,000	120,000	420,000
Net Asset Value (NAV) Per Share	$62.18	$21.52	$28.10	$112.19

(a) Market value of securities on loan	$3,894,904	$—	$—	$965,191
Non-cash collateral for securities on loan	$4,015,002	$—	$—	$973,815

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2024

	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
ASSETS
Investments, at Cost	$4,452,979	$10,224,828	$90,256,330	$221,934,111
Investments in Affiliates, at Cost (Note 8)	—	625,236	32,580,941	43,716,842
Total Cost of Investments	4,452,979	10,850,064	122,837,271	265,650,953
Investments, at Market Value (including securities on loan) (Note 2)(a)	4,452,979	6,024,711	30,012,868	193,903,123
Investments in Affiliates, at Market Value (Note 8)	—	65,862	16,403,206	32,548,937
Total Market Value of Investments	4,452,979	6,090,573	46,416,074	226,452,060
Cash	12	68	—	1,596
Cash collateral held at brokers	68,825,483	—	—	727,949,696
Unrealized Appreciation on OTC Swap Contracts	—	—	—	523,165
Dividends and Interest Receivable	271,129	13,490	172,237	3,280,254
Due from Investment Advisor	—	11,566	36,100	—
Prepaid Expenses	327	31	899	1,537
Total Assets	73,549,930	6,115,728	46,625,310	958,208,308
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	399,513	—	—	4,277,216
Cash collateral for securities on loan(b)	—	429,996	3,040,984	—
Advisory Fees Payable	45,019	—	—	425,941
Accounting & Administration Fee Payable	29,836	37,715	37,819	126,553
Trustee Fees Payable	—	91	326	1,355
Capital Shares Payable	758,047	—	—	—
Reports to Shareholders Fees Payable	982	8,003	53,151	135,675
CCO Fees Payable	354	183	1,101	11,938
Due to Custodian — Foreign Currency	—	1	—	32
Due to Broker	13,024,582	—	—	64,473,961
Accrued Expenses	26,045	21,199	21,078	89,385
Total Liabilities	14,284,378	497,188	3,154,459	69,542,056
NET ASSETS	$59,265,552	$5,618,540	$43,470,851	$888,666,252
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$109,418,838	$21,353,371	$309,292,139	$2,415,316,429
Total Distributable Earnings/Accumulated (Loss)	(50,153,286)	(15,734,831)	(265,821,288)	(1,526,650,177)
NET ASSETS	$59,265,552	$5,618,540	$43,470,851	$888,666,252
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	21,135,000	5,800,000	12,840,000	121,495,000
Net Asset Value (NAV) Per Share	$2.80	$0.97	$3.39	$7.31

(a) Market value of securities on loan	$—	$400,113	$2,613,454	$—
(b) Non-cash collateral for securities on loan	$—	$—	$259,132	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2024

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
ASSETS
Investments, at Cost	$23,849,048	$78,944,847	$2,497,323	$56,397,571
Total Cost of Investments	23,849,048	78,944,847	2,497,323	56,397,571
Investments, at Market Value (including securities on loan) (Note 2)(a)	26,942,902	78,944,847	3,173,166	63,802,182
Total Market Value of Investments	26,942,902	78,944,847	3,173,166	63,802,182
Cash	1	—	10	3
Cash collateral held at brokers	—	53,741,370	—	—
Dividends and Interest Receivable	2,462	454,794	2,874	104,387
Receivable from Securities Sold	—	3,359,043	—	—
Reclaim Receivable	—	—	99	—
Due from Investment Advisor	—	—	6,869	—
Prepaid Expenses	1	2,660	6	249
Total Assets	26,945,366	136,502,714	3,183,024	63,906,821
LIABILITIES
Cash collateral for securities on loan(b)	1,136,149	—	58,065	2,210,170
Advisory Fees Payable	20,675	82,459	—	42,077
Accounting & Administration Fees Payable	34,826	36,269	35,913	37,407
Audit & Tax Fees Payable	19,167	19,889	19,167	20,698
Trustee Fees Payable	230	1,068	64	341
Securities Sold, Not Yet Purchased(c)	—	64,051,255	—	—
Payable for Securities Purchased	—	4,362,725	—	—
Options Written, at value(d)	—	—	—	9,828
Custody Fees Payable	2,921	7,304	419	3,549
Legal Fees Payable	1,575	3,192	20	2,086
Exchange Listing Fees Payable	8	8	8	8
Reports to Shareholders Fees Payable	3,037	21,467	1,027	8,262
CCO Fees Payable	610	3,600	73	1,484
Due to Custodian	—	6,413	—	—
Due to Broker	—	—	—	29,444
Dividend Payable on Securities Sold, Not Yet Purchased	—	139,096	—	—
Accrued Expenses	1,140	2,851	361	2,136
Total Liabilities	1,220,338	68,737,596	115,117	2,367,490
NET ASSETS	$25,725,028	$67,765,118	$3,067,907	$61,539,331
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$27,210,844	$466,378,662	$3,595,632	$56,497,004
Total Distributable Earnings/Accumulated (Loss)	(1,485,816)	(398,613,544)	(527,725)	5,042,327
NET ASSETS	$25,725,028	$67,765,118	$3,067,907	$61,539,331
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	760,000	3,282,500	125,000	1,470,000
Net Asset Value (NAV) Per Share	$33.85	$20.64	$24.54	$41.86

(a) Market value of securities on loan	$4,283,624	$—	$56,340	$3,682,469
(b) Non-cash collateral for securities on loan	$3,248,139	$—	$—	$1,549,663
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$64,616,087	$—	$—
(d) Premiums received for options written	$—	$—	$—	$16,504

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

June 30, 2024

AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$6,535,120
Total Cost of Investments	6,535,120
Investments, at Market Value (including securities on loan) (Note 2)(a)	7,231,033
Total Market Value of Investments	7,231,033
Cash	41
Dividends and Interest Receivable	9,226
Reclaim Receivable	1,990
Due from Investment Advisor	2,139
Prepaid Expenses	33
Total Assets	7,244,462
LIABILITIES
Cash collateral for securities on loan(b)	144,203
Accounting & Administration Fees Payable	35,971
Audit & Tax Fees Payable	19,408
Reports to Shareholders Fees Payable	4,050
Trustee Fees Payable	116
CCO Fees Payable	253
Accrued Expenses	1,580
Total Liabilities	205,581
NET ASSETS	$7,038,881
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$8,150,233
Total Distributable Earnings/Accumulated (Loss)	(1,111,352)
NET ASSETS	$7,038,881
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	245,000
Net Asset Value (NAV) Per Share	$28.73

(a) Market value of securities on loan	$444,331
(b) Non-cash collateral for securities on loan	$318,041

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2024

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$608,864	$492,565	$803,515	$1,691,763
Interest Income	—	—	—	83,267
Securities lending income (Net) (Note 2)	26,418	38,097	40,376	—
Foreign withholding tax	(22,547)	—	—	(302)
Total Investment Income	612,735	530,662	843,891	1,774,728

EXPENSES:
Advisory Fees	197,743	575,157	720,060	140,529
Accounting & Administration Fees	73,397	76,307	64,818	60,193
Audit & Tax Fees	20,606	18,769	18,769	20,798
Legal Fees	6,773	20,182	25,702	—
Exchange Listing Fees	4,009	4,010	4,010	4,007
Custody Fees	2,006	5,376	7,066	2,925
Report to Shareholders Fees	6,192	—	—	5,122
Trustee Fees	7,520	9,054	9,136	7,402
CCO Fees	4,071	11,745	13,543	3,358
Pricing Fees	—	4,621	4,621	—
Transfer Agent Fees	1,978	5,750	7,199	1,405
Insurance Fees	1,825	4,581	4,746	1,747
Dividend Expense	—	—	—	471,838
Miscellaneous Fees	—	4,112	3,216	—
Total Expenses	326,120	739,664	882,886	719,324
Advisory Fees Waived/Recoupment	(36,096)	11,744	18,117	(13,247)
Net Expenses	290,024	751,408	901,003	706,077
Net Investment Income (Loss)	322,711	(220,746)	(57,112)	1,068,651

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(487,499)	(123,694)	587,382	—
In-Kind Redemptions	1,622,871	13,481,884	4,543,097	—
Short Sales	—	—	—	1,293,912
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,656,273	3,557,268	19,132,523	—
Short Sales	—	—	—	(3,477,524)
Net Realized and Unrealized Gain (Loss)	5,791,645	16,915,458	24,263,002	(2,183,612)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,114,356	$16,694,712	$24,205,890	$(1,114,961)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2024

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
INVESTMENT INCOME:
Dividend Income	$1,366,909	$137,990	$57,578	$776,436
Securities lending income (Net) (Note 2)	2,326	2,606	452	1,225
Foreign withholding tax	—	—	—	(827)
Total Investment Income	1,369,235	140,596	58,030	776,834

EXPENSES:
Advisory Fees	758,045	141,527	23,558	314,819
Accounting & Administration Fees	81,050	79,001	81,421	79,517
Audit & Tax Fees	20,756	18,769	18,767	20,989
Legal Fees	25,224	32,404	992	12,274
Exchange Listing Fees	8,541	8,513	8,513	8,492
Custody Fees	9,429	4,681	1,239	7,943
Report to Shareholders Fees	27,005	7,780	2,753	8,604
Trustee Fees	9,282	7,960	6,960	8,856
CCO Fees	12,423	2,645	590	6,459
Transfer Agent Fees	7,844	1,415	295	3,373
Insurance Fees	3,742	939	241	2,336
Registration Fees	286	—	—	—
Miscellaneous Fees	2,558	1,004	563	2,738
Total Expenses	966,185	306,638	145,892	476,400
Advisory Fees Waived/Recoupment	(208,140)	(141,527)	(23,558)	(71,631)
Expense Reimbursement	—	(23,584)	(83,463)	—
Net Expenses	758,045	141,527	38,871	404,769
Net Investment Income (Loss)	611,190	(931)	19,159	372,065

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(284,261)	(1,923,202)	124,543	7,981,517
In-Kind Redemptions	7,820,767	257,252	384,381	269,335
In-Kind Redemptions in Affiliates	—	5,770	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,106,342	5,456,942	(59,063)	(787,308)
Investments in Affiliates	—	(53,478)	—	—
Net Realized and Unrealized Gain (Loss)	13,642,848	3,743,284	449,861	7,463,544
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,254,038	$3,742,353	$469,020	$7,835,609

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2024

	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$2,312,021	$14,447	$443,855	$29,813,457
Securities lending income (net) (Note 2)	—	90,661	563,669	—
Total Investment Income	2,312,021	105,108	1,007,524	29,813,457

EXPENSES:
Advisory Fees	396,656	39,880	256,165	4,282,857
Accounting & Administration Fees	63,950	93,464	106,249	278,847
Audit & Tax Fees	—	18,769	25,180	18,766
Legal Fees	26,939	2,358	13,282	159,848
Exchange Listing Fees	8,513	8,513	8,537	8,803
Custody Fees	4,156	1,849	5,340	53,994
Report to Shareholders	8,860	21,784	189,432	286,404
Trustee Fees	6,728	7,046	8,502	17,290
CCO Fees	4,199	971	5,927	81,892
Transfer Agent Fees	3,505	498	3,203	53,531
Insurance Fees	—	387	2,123	20,707
Registration Fees	163	39	—	1,629
Organizational Fees	3,068	—	—	—
Miscellaneous Fees	869	686	2,902	22,404
Total Expenses	527,606	196,244	626,842	5,286,972
Advisory Fees Waived/Recoupment	(84,284)	(39,880)	(256,165)	(4,774)
Expense Reimbursement	—	(90,562)	(183,251)	—
Net Expenses	443,322	65,802	187,426	5,282,198
Net Investment Income (Loss)	1,868,699	39,306	820,098	24,531,259

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	—	(2,909,419)	(23,950,611)	(321,355)
Investments in Affiliates	—	(83,634)	(25,640,194)	(13,467,277)
In-Kind Redemptions	—	—	(65,532)	7
In-Kind Redemptions in Affiliates	—	—	25,686	(44,959)
Swaps	(40,897,424)	—	—	45,715,918
Foreign Currency Transactions	—	—	—	517
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(757,045)	27,587,629	(10,913,974)
Investments in Affiliates	—	(559,374)	32,313,465	2,073,873
Swaps	(443,685)	—	—	(2,073,590)
Foreign Currency Translations	—	—	—	1
Net Realized and Unrealized Gain (Loss)	(41,341,109)	(4,309,472)	10,270,443	20,969,161
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,472,410)	$(4,270,166)	$11,090,541	$45,500,420

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2024

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
INVESTMENT INCOME:
Dividend Income	$382,420	$5,240,174	$35,198	$1,306,095
Interest Income	—	2,952,522	—	—
Securities lending income (Net) (Note 2)	4,868	—	203	14,700
Foreign withholding tax	—	—	(596)	—
Total Investment Income	387,288	8,192,696	34,805	1,320,795

EXPENSES:
Advisory Fees	242,844	1,339,406	16,416	467,969
Accounting & Administration Fees	78,740	77,290	80,073	79,759
Audit & Tax Fees	18,767	20,989	18,767	21,898
Legal Fees	15,344	32,396	320	32,022
Exchange Listing Fees	8,513	8,513	8,513	8,513
Custody Fees	2,674	9,022	629	5,160
Report to Shareholders Fees	6,375	32,291	2,608	18,318
Trustee Fees	8,064	9,544	6,925	8,642
CCO Fees	3,408	15,958	402	7,984
Pricing Fees	—	4,621	—	—
Transfer Agent Fees	1,706	6,697	205	4,129
Insurance Fees	1,609	6,627	140	2,997
Registration Fees	—	114	—	110
Interest Expense	—	—	—	10,849
Dividend Expense	—	1,658,338	—	—
Miscellaneous Fees	1,668	11,324	326	2,135
Total Expenses	389,712	3,233,130	135,324	670,485
Advisory Fees Waived/Recoupment	(59,876)	—	(16,416)	—
Expense Reimbursement	—	—	(91,822)	—
Net Expenses	329,836	3,233,130	27,086	670,485
Net Investment Income (Loss)	57,452	4,959,566	7,719	650,310

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	741,752	—	(108,318)	(736,336)
In-Kind Redemptions	561,043	—	138,945	706,128
Short Sales	—	(15,026,377)	—	—
Options Written	—	—	—	(300,388)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,504,311	—	332,035	6,287,442
Short Sales	—	8,899,419	—	—
Options Written	—	—	—	4,693
Net Realized and Unrealized Gain (Loss)	3,807,106	(6,126,958)	362,662	5,961,539
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,864,558	$(1,167,392)	$370,381	$6,611,849

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

Year Ended June 30, 2024

AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$199,487
Securities lending income (net) (Note 2)	989
Foreign withholding tax	(1,392)
Total Investment Income	199,084

EXPENSES:
Advisory Fees	47,721
Accounting & Administration Fees	71,432
Audit & Tax Fees	19,258
Legal Fees	2,395
Exchange Listing Fees	8,513
Custody Fees	2,251
Report to Shareholders	10,698
Trustee Fees	7,797
CCO Fees	1,270
Transfer Agent Fees	597
Insurance Fees	575
Miscellaneous Fees	753
Total Expenses	173,260
Advisory Fees Waived/Recoupment	(47,721)
Expense Reimbursement	(46,799)
Net Expenses	78,740
Net Investment Income (Loss)	120,344

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(666,458)
In-Kind Redemptions	674,387
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(151,148)
Net Realized and Unrealized Gain (Loss)	(143,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,875)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$322,711	$872,837	$(220,746)	$1,644,218
Net Realized Gain (Loss)	1,135,372	(3,645,498)	13,358,190	(8,795,986)
Net Change in Unrealized Appreciation (Depreciation)	4,656,273	4,298,903	3,557,268	10,656,650
Net Increase (Decrease) In Net Assets Resulting From Operations	6,114,356	1,526,242	16,694,712	3,504,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(363,090)	(830,502)	(1,203,485)	(459,135)
Total Distributions	(363,090)	(830,502)	(1,203,485)	(459,135)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	3,234,714	85,207,894	12,774,890
Value of Shares Redeemed	(8,813,760)	(17,130,470)	(106,897,537)	(13,823,487)
Net Increase (Decrease) From Capital Stock Transactions	(8,813,760)	(13,895,756)	(21,689,643)	(1,048,597)
Net Increase (Decrease) in Net Assets	(3,062,494)	(13,200,016)	(6,198,416)	1,997,150
Net Assets:
Beginning of Year/Period	28,737,804	41,937,820	86,173,826	84,176,676
End of Year/Period	$25,675,310	$28,737,804	$79,975,410	$86,173,826
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	580,000	865,000	2,730,000	2,775,000
Shares Sold	—	65,000	2,420,000	405,000
Shares Repurchased	(165,000)	(350,000)	(3,105,000)	(450,000)
Shares Outstanding, End of Year/Period	415,000	580,000	2,045,000	2,730,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(57,112)	$762,793	$1,068,651	$1,405,850
Net Realized Gain (Loss)	5,130,479	(1,889,408)	1,293,912	(6,101,769)
Net Change in Unrealized Appreciation (Depreciation)	19,132,523	13,180,154	(3,477,524)	(4,925,796)
Net Increase (Decrease) In Net Assets Resulting From Operations	24,205,890	12,053,539	(1,114,961)	(9,621,715)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(278,455)	(703,469)	(1,498,804)	—
Total Distributions	(278,455)	(703,469)	(1,498,804)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	51,078,210	5,428,998	9,917,032	48,998,000
Value of Shares Redeemed	(52,612,912)	(6,995,099)	(20,406,738)	(62,282,952)
Net Increase (Decrease) From Capital Stock Transactions	(1,534,702)	(1,566,101)	(10,489,706)	(13,284,952)
Net Increase (Decrease) in Net Assets	22,392,733	9,783,969	(13,103,471)	(22,906,667)
Net Assets:
Beginning of Year/Period	89,547,497	79,763,528	24,092,592	46,999,259
End of Year/Period	$111,940,230	$89,547,497	$10,989,121	$24,092,592
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,435,000	2,480,000	2,745,000	4,480,000
Shares Sold	1,225,000	160,000	1,205,000	5,110,000
Shares Repurchased	(1,270,000)	(205,000)	(2,485,000)	(6,845,000)
Shares Outstanding, End of Year/Period	2,390,000	2,435,000	1,465,000	2,745,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$611,190	$163,855	$(931)	$146,226
Net Realized Gain (Loss)	7,536,506	1,739,546	(1,660,180)	(4,388,490)
Net Change in Unrealized Appreciation (Depreciation)	6,106,342	7,913,050	5,403,464	6,071,863
Net Increase (Decrease) In Net Assets Resulting From Operations	14,254,038	9,816,451	3,742,353	1,829,599
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(207,722)	(155,922)	(24,169)	(185,487)
Total Distributions	(207,722)	(155,922)	(24,169)	(185,487)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	95,736,388	39,967,140	2,048,379	3,211,361
Value of Shares Redeemed	(25,589,445)	(7,723,911)	(851,988)	(3,123,864)
Net Increase (Decrease) From Capital Stock Transactions	70,146,943	32,243,229	1,196,391	87,497
Net Increase (Decrease) in Net Assets	84,193,259	41,903,758	4,914,575	1,731,609
Net Assets:
Beginning of Year/Period	70,001,719	28,097,961	17,577,836	15,846,227
End of Year/Period	$154,194,978	$70,001,719	$22,492,411	$17,577,836
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,305,000	665,000	980,000	970,000
Shares Sold	1,615,000	805,000	110,000	185,000
Shares Repurchased	(440,000)	(165,000)	(45,000)	(175,000)
Shares Outstanding, End of Year/Period	2,480,000	1,305,000	1,045,000	980,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares Insider Advantage ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$19,159	$46,173	$372,065	$671,231
Net Realized Gain (Loss)	508,924	(682,450)	8,250,852	1,582,690
Net Change in Unrealized Appreciation (Depreciation)	(59,063)	1,885,589	(787,308)	2,929,681
Net Increase (Decrease) In Net Assets Resulting From Operations	469,020	1,249,312	7,835,609	5,183,602
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(65,051)	(9,873)	(498,714)	(693,692)
Total Distributions	(65,051)	(9,873)	(498,714)	(693,692)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	547,885	515,916	—	29,857,485
Value of Shares Redeemed	(1,766,097)	(3,466,291)	(2,599,354)	(38,344,744)
Net Increase (Decrease) From Capital Stock Transactions	(1,218,212)	(2,950,375)	(2,599,354)	(8,487,259)
Net Increase (Decrease) in Net Assets	(814,243)	(1,710,936)	4,737,541	(3,997,349)
Net Assets:
Beginning of Year/Period	4,186,015	5,896,951	42,380,831	46,378,180
End of Year/Period	$3,371,772	$4,186,015	$47,118,372	$42,380,831
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	165,000	300,000	445,000	540,000
Shares Sold	20,000	20,000	—	345,000
Shares Repurchased	(65,000)	(155,000)	(25,000)	(440,000)
Shares Outstanding, End of Year/Period	120,000	165,000	420,000	445,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares MSOS 2X Daily ETF		AdvisorShares Psychedelics ETF
	Year ended June 30, 2024	For the period August 24, 2022* to June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$1,868,699	$134,516	$39,306	$159,458
Net Realized Gain (Loss)	(40,897,424)	(11,579,539)	(2,993,053)	(6,529,121)
Net Change in Unrealized Appreciation (Depreciation)	(443,685)	44,172	(1,316,419)	3,570,992
Net Increase (Decrease) In Net Assets Resulting From Operations	(39,472,410)	(11,400,851)	(4,270,166)	(2,798,671)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(14,044)	(160,462)
Total Distributions	—	—	(14,044)	(160,462)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	105,942,272	18,433,063	3,009,233	4,343,946
Value of Shares Redeemed	(14,236,522)	—	—	—
Net Increase (Decrease) From Capital Stock Transactions	91,705,750	18,433,063	3,009,233	4,343,946
Net Increase (Decrease) in Net Assets	52,233,340	7,032,212	(1,274,977)	1,384,813
Net Assets:
Beginning of Year/Period	7,032,212	—	6,893,517	5,508,704
End of Year/Period	$59,265,552	$7,032,212	$5,618,540	$6,893,517
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,180,000	—	3,745,000	2,155,000
Shares Sold	21,370,000	2,180,000	2,055,000	1,590,000
Shares Repurchased	(2,415,000)	—	—	—
Shares Outstanding, End of Year/Period	21,135,000	2,180,000	5,800,000	3,745,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure Cannabis ETF		AdvisorShares Pure US Cannabis ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$820,098	$487,086	$24,531,259	$4,842,970
Net Realized Gain (Loss)	(49,630,651)	(84,353,104)	31,882,851	(866,906,531)
Net Change in Unrealized Appreciation (Depreciation)	59,901,094	47,752,285	(10,913,690)	505,586,045
Net Increase (Decrease) In Net Assets Resulting From Operations	11,090,541	(36,113,733)	45,500,420	(356,477,516)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(762,879)	(305,589)	—	—
Total Distributions	(762,879)	(305,589)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	472,085	510,429,405	262,950,333
Value of Shares Redeemed	(878,793)	(1,847,333)	(10,648,720)	(77,778,692)
Net Increase (Decrease) From Capital Stock Transactions	(878,793)	(1,375,248)	499,780,685	185,171,641
Net Increase (Decrease) in Net Assets	9,448,869	(37,794,570)	545,281,105	(171,305,875)
Net Assets:
Beginning of Year/Period	34,021,982	71,816,552	343,385,147	514,691,022
End of Year/Period	$43,470,851	$34,021,982	$888,666,252	$343,385,147
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	13,160,000	13,605,000	62,665,000	49,740,000
Shares Sold	—	80,000	60,590,000	24,030,000
Shares Repurchased	(320,000)	(525,000)	(1,760,000)	(11,105,000)
Shares Outstanding, End of Year/Period	12,840,000	13,160,000	121,495,000	62,665,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Q Dynamic Growth ETF		AdvisorShares Ranger Equity Bear ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$57,452	$(136,141)	$4,959,566	$3,414,298
Net Realized Gain (Loss)	1,302,795	(3,602,758)	(15,026,377)	(41,465,197)
Net Change in Unrealized Appreciation (Depreciation)	2,504,311	10,839,811	8,899,419	(18,307,894)
Net Increase (Decrease) In Net Assets Resulting From Operations	3,864,558	7,100,912	(1,167,392)	(56,358,793)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(6,472,045)	—
Total Distributions	—	—	(6,472,045)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	13,355,986	3,311,679	59,913,831	193,612,444
Value of Shares Redeemed	(19,844,310)	(22,362,830)	(107,141,445)	(180,806,225)
Net Increase (Decrease) From Capital Stock Transactions	(6,488,324)	(19,051,151)	(47,227,614)	12,806,219
Net Increase (Decrease) in Net Assets	(2,623,766)	(11,950,239)	(54,867,051)	(43,552,574)
Net Assets:
Beginning of Year/Period	28,348,794	40,299,033	122,632,169	166,184,743
End of Year/Period	$25,725,028	$28,348,794	$67,765,118	$122,632,169
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	995,000	1,830,000	5,422,500	5,217,500
Shares Sold	450,000	135,000	2,765,000	6,900,000
Shares Repurchased	(685,000)	(970,000)	(4,905,000)	(6,695,000)
Shares Outstanding, End of Year/Period	760,000	995,000	3,282,500	5,422,500

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Restaurant ETF		AdvisorShares STAR Global Buy-Write ETF
	Year ended June 30, 2024	Year ended June 30, 2023	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$7,719	$31,217	$650,310	$308,503
Net Realized Gain (Loss)	30,627	(253,346)	(330,596)	(1,168,572)
Net Change in Unrealized Appreciation (Depreciation)	332,035	892,606	6,292,135	5,394,948
Net Increase (Decrease) In Net Assets Resulting From Operations	370,381	670,477	6,611,849	4,534,879
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(13,961)	(53,627)	(610,224)	(717,637)
Total Distributions	(13,961)	(53,627)	(610,224)	(717,637)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	564,513	—	4,762,387	12,360,292
Value of Shares Redeemed	(452,706)	(648,016)	(2,949,250)	—
Net Increase (Decrease) From Capital Stock Transactions	111,807	(648,016)	1,813,137	12,360,292
Net Increase (Decrease) in Net Assets	468,227	(31,166)	7,814,762	16,177,534
Net Assets:
Beginning of Year/Period	2,599,680	2,630,846	53,724,569	37,547,035
End of Year/Period	$3,067,907	$2,599,680	$61,539,331	$53,724,569
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	120,000	155,000	1,430,000	1,085,000
Shares Sold	25,000	—	120,000	345,000
Shares Repurchased	(20,000)	(35,000)	(80,000)	—
Shares Outstanding, End of Year/Period	125,000	120,000	1,470,000	1,430,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Vice ETF
	Year ended June 30, 2024	Year ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$120,344	$148,188
Net Realized Gain (Loss)	7,929	(542,464)
Net Change in Unrealized Appreciation (Depreciation)	(151,148)	1,628,296
Net Increase (Decrease) In Net Assets Resulting From Operations	(22,875)	1,234,020
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(132,733)	(80,580)
Total Distributions	(132,733)	(80,580)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,261,058	854,944
Value of Shares Redeemed	(3,848,476)	(921,036)
Net Increase (Decrease) From Capital Stock Transactions	(2,587,418)	(66,092)
Net Increase (Decrease) in Net Assets	(2,743,026)	1,087,348
Net Assets:
Beginning of Year/Period	9,781,907	8,694,559
End of Year/Period	$7,038,881	$9,781,907
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	340,000	345,000
Shares Sold	45,000	30,000
Shares Repurchased	(140,000)	(35,000)
Shares Outstanding, End of Year/Period	245,000	340,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	Years Ended June 30,
AdvisorShares Dorsey Wright ADR ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$49.55	$48.48	$66.54	$53.25	$49.75
Investment Operations
Net Investment Income (Loss)(1)	0.68	1.22	1.62	0.27	(0.03)
Net Realized and Unrealized Gain (Loss)	12.47	0.97	(18.48)	13.23	3.54
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	13.15	2.19	(16.86)	13.50	3.51
Distributions from Net Investment Income	(0.83)	(1.12)	(1.20)	(0.21)	(0.01)
Total Distributions	(0.83)	(1.12)	(1.20)	(0.21)	(0.01)
Net Asset Value, End of Year/Period	$61.87	$49.55	$48.48	$66.54	$53.25
Market Value, End of Year/Period	$61.79	$49.47	$48.47	$66.49	$52.97
Total Return
Total Investment Return Based on Net Asset Value(3)	26.65%	4.69%	(25.51)%	25.39%	7.06%
Total Investment Return Based on Market(3)	26.69%	4.55%	(25.45)%	25.95%	6.62%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,675	$28,738	$41,938	$88,836	$75,879
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	0.99%	1.10%	1.02%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.24%	1.15%	1.00%	0.96%	0.97%
Net Investment Income (Loss)(4)	1.22%	2.52%	2.59%	0.44%	(0.06)%
Portfolio Turnover Rate(5)	45%	101%	79%	85%	48%

	Years Ended June 30,				For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM All Cap World ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.57	$30.33	$36.63	$28.07	$25.12
Investment Operations
Net Investment Income (Loss)(1)	(0.10)	0.58	0.01	(0.12)	(0.02)
Net Realized and Unrealized Gain (Loss)	8.22	0.82	(5.76)	8.74	2.97
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	8.12	1.40	(5.75)	8.62	2.95
Distributions from Net Investment Income	(0.58)	(0.16)	—	—	—
Distributions from Realized Capital Gains	—	—	(0.55)	(0.06)	—
Total Distributions	(0.58)	(0.16)	(0.55)	(0.06)	—
Net Asset Value, End of Year/Period	$39.11	$31.57	$30.33	$36.63	$28.07
Market Value, End of Year/Period	$39.09	$31.60	$30.34	$36.67	$28.07
Total Return
Total Investment Return Based on Net Asset Value(3)	25.97%	4.63%	(15.98)%	30.70%	11.76%
Total Investment Return Based on Market(3)	25.81%	4.71%	(16.06)%	30.85%	11.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$79,975	$86,174	$84,177	$155,673	$73,685
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.98%	0.98%	0.91%	0.88%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.96%	0.96%	0.94%	0.86%	1.12%
Net Investment Income (Loss)(4)	(0.29)%	1.87%	0.02%	(0.34)%	(0.17)%
Portfolio Turnover Rate(5)	154%	151%	244%	209%	46%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,				For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM US Core ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$36.78	$32.16	$37.09	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.32	0.11	(0.07)	0.05
Net Realized and Unrealized Gain (Loss)	10.20	4.60	(4.90)	9.72	2.32
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	10.18	4.92	(4.79)	9.65	2.37
Distributions from Net Investment Income	(0.12)	(0.30)	—	(0.03)	—
Distributions from Realized Capital Gains	—	—	(0.14)	(0.04)	—
Total Distributions	(0.12)	(0.30)	(0.14)	(0.07)	—
Net Asset Value, End of Year/Period	$46.84	$36.78	$32.16	$37.09	$27.51
Market Value, End of Year/Period	$46.83	$36.76	$32.08	$37.16	$27.46
Total Return
Total Investment Return Based on Net Asset Value(3)	27.72%	15.38%	(12.97)%	35.08%	9.43%
Total Investment Return Based on Market(3)	27.77%	15.61%	(13.36)%	35.59%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$111,940	$89,547	$79,764	$93,649	$46,767
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.94%	0.98%	0.93%	0.92%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.92%	0.97%	0.95%	0.89%	1.15%
Net Investment Income (Loss)(5)	(0.06)%	0.95%	0.28%	(0.22)%	0.37%
Portfolio Turnover Rate(6)	99%	103%	50%	64%	53%

	Years Ended June 30,
AdvisorShares Dorsey Wright Short ETF	2024		2023		2022		2021		2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$8.78		$10.49		$8.59		$19.33		$24.90
Investment Operations
Net Investment Income (Loss)(1)	0.47		0.36		(0.21)		(0.46)		(0.65)
Net Realized and Unrealized Gain (Loss)	(1.03)		(2.07)		2.11		(10.28)		(4.89)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.56)		(1.71)		1.90		(10.74)		(5.54)
Distributions from Net Investment Income	(0.72)		—		—		—		(0.03)
Total Distributions	(0.72)		—		—		—		(0.03)
Net Asset Value, End of Year/Period	$7.50		$8.78		$10.49		$8.59		$19.33
Market Value, End of Year/Period	$7.49		$8.75		$10.45		$8.56		$19.36
Total Return
Total Investment Return Based on Net Asset Value(3)	(5.70)%		(16.31)%		22.15%		(55.58)%		(22.26)%
Total Investment Return Based on Market(3)	(5.60)%		(16.27)%		22.08%		(55.79)%		(22.24)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$10,989		$24,093		$46,999		$25,164		$113,098
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.77	%(7)	2.61	%(7)	2.71	%(7)	3.48	%(7)	3.56	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.84	%(7)	2.56	%(7)	2.63	%(7)	3.55	%(7)	3.56	%(7)
Net Investment Income (Loss)(5)	5.70%		3.77%		(2.35)%		(3.18)%		(2.58)%
Portfolio Turnover Rate(6)	253%		263%		190%		243%		555%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 2.52%, 1.45%, 1.46%, 2.46% and 2.47% for the period ended June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Focused Equity ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$53.64	$42.25	$46.65	$35.67	$34.42
Investment Operations
Net Investment Income(1)	0.34	0.20	0.17	0.10	0.14
Net Realized and Unrealized Gain (Loss)	8.35	11.43	(4.49)	11.00	1.26
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	8.69	11.63	(4.32)	11.10	1.40
Distributions from Net Investment Income	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)
Total Distributions	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)
Net Asset Value, End of Year/Period	$62.18	$53.64	$42.25	$46.65	$35.67
Market Value, End of Year/Period	$62.17	$53.80	$42.21	$46.68	$34.88
Total Return
Total Investment Return Based on Net Asset Value(3)	16.20%	27.59%	(9.28)%	31.15%	4.02%
Total Investment Return Based on Market(3)	15.84%	28.10%	(9.44)%	34.20%	2.06%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$154,195	$70,002	$28,098	$28,921	$19,616
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.72%	0.84%	0.65%	0.66%	0.77%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.92%	1.20%	1.09%	1.19%	1.43%
Net Investment Income(4)	0.58%	0.42%	0.36%	0.24%	0.41%
Portfolio Turnover Rate(5)	18%	18%	24%	25%	23%

	Years Ended June 30,			For the period July 2, 2021* to June 30,
AdvisorShares Gerber Kawasaki ETF	2024		2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$17.94		$16.34	$25.03
Investment Operations
Net Investment Income(1)	(0.00	)(6)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	3.60		1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	—		—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.60		1.80	(8.68)
Distributions from Net Investment Income	(0.02)		(0.20)	(0.01)
Total Distributions	(0.02)		(0.20)	(0.01)
Net Asset Value, End of Year/Period	$21.52		$17.94	$16.34
Market Value, End of Year/Period	$21.51		$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	20.16%		11.21%	(34.71)%
Total Investment Return Based on Market(3)	20.12%		11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$22,492		$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%		0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.62%		1.33%	1.37%
Net Investment Income(4)	0.00	%(6)	0.91%	0.31%
Portfolio Turnover Rate(5)	53%		48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,			For the period April 20, 2021* to June 30,
AdvisorShares Hotel ETF	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.37	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.13	0.21	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	3.06	5.55	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.19	5.76	(4.77)	0.20
Distributions from Net Investment Income	(0.46)	(0.05)	(0.09)	—
Total Distributions	(0.46)	(0.05)	(0.09)	—
Net Asset Value, End of Year/Period	$28.10	$25.37	$19.66	$24.52
Market Value, End of Year/Period	$28.09	$25.34	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	12.61%	29.33%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	12.70%	29.49%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,372	$4,186	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	3.72%	2.40%	1.33%	6.60%
Net Investment Income (Loss)(4)	0.49%	0.92%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	94%	120%	74%	21%

	Years Ended June 30,
AdvisorShares Insider Advantage ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$95.24	$85.89	$95.53	$66.37	$68.21
Investment Operations
Net Investment Income(1)	0.86	1.34	1.10	0.95	0.82
Net Realized and Unrealized Gain (Loss)	17.25	9.49	(9.68)	29.23	(1.84)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	18.11	10.83	(8.58)	30.18	(1.02)
Distributions from Net Investment Income	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)
Total Distributions	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)
Net Asset Value, End of Year/Period	$112.19	$95.24	$85.89	$95.53	$66.37
Market Value, End of Year/Period	$112.03	$95.24	$85.78	$95.41	$66.28
Total Return
Total Investment Return Based on Net Asset Value(3)	19.10%	12.78%	(9.12)%	45.78%	(1.63)%
Total Investment Return Based on Market(3)	18.93%	12.95%	(9.12)%	45.79%	(1.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$47,118	$42,381	$46,378	$48,243	$41,483
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.06%	1.05%	0.96%	1.05%	1.07%
Net Investment Income(4)	0.83%	1.51%	1.15%	1.18%	1.18%
Portfolio Turnover Rate(5)	246%	278%	32%	40%	93%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

AdvisorShares MSOS 2X Daily ETF	Year ended June 30, 2024	For the period August 24, 2022* to June 30, 2023
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$3.23	$25.00
Investment Operations
Net Investment Income(1)	0.18	0.15
Net Realized and Unrealized Loss	(0.61)	(21.92)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.43)	(21.77)
Net Asset Value, End of Year/Period	$2.80	$3.23
Market Value, End of Year/Period	$2.79	$3.26
Total Return
Total Investment Return Based on Net Asset Value(3)	(13.31)%	(87.08)%
Total Investment Return Based on Market(3)	(14.42)%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$59,266	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.13%	4.54%
Net Investment Income(4)	4.00%	3.44%
Portfolio Turnover Rate(5)	0%	0%

	Years Ended June 30,			For the period September 16, 2021* to June 30,
AdvisorShares Psychedelics ETF	2024		2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$1.84		$2.56	$10.00
Investment Operations
Net Investment Income (Loss)(1)	0.01		0.05	(0.02)
Net Realized and Unrealized Loss	(0.88)		(0.72)	(7.42)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.87)		(0.67)	(7.44)
Distributions from Net Investment Income	(0.00	)(6)	(0.05)	—
Total Distributions	(0.00	)(6)	(0.05)	—
Net Asset Value, End of Year/Period	$0.97		$1.84	$2.56
Market Value, End of Year/Period	$0.97		$1.86	$2.65
Total Return
Total Investment Return Based on Net Asset Value(3)	(47.29)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(3)	(47.74)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$5,619		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.95%		3.01%	3.10%
Net Investment Income (Loss)(4)	0.59%		2.29%	(0.52)%
Portfolio Turnover Rate(5)	69%		73%	27%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Pure Cannabis ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.59	$5.28	$21.15	$10.17	$22.99
Investment Operations
Net Investment Income(1)	0.06	0.04	0.01	0.04	0.70
Net Realized and Unrealized Gain (Loss)	0.80	(2.71)	(15.35)	11.05	(12.75)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.86	(2.67)	(15.34)	11.09	(12.05)
Distributions from Net Investment Income	(0.06)	(0.02)	—	(0.11)	(0.70)
Distributions from Realized Capital Gains	—	—	(0.51)	—	(0.07)
Return of capital	—	—	(0.02)	—	—
Total Distributions	(0.06)	(0.02)	(0.53)	(0.11)	(0.77)
Net Asset Value, End of Year/Period	$3.39	$2.59	$5.28	$21.15	$10.17
Market Value, End of Year/Period	$3.39	$2.59	$5.28	$21.12	$10.18
Total Return
Total Investment Return Based on Net Asset Value(3)	33.14%	(50.63)%	(73.99)%	109.96%	(52.76)%
Total Investment Return Based on Market(3)	33.05%	(50.54)%	(73.93)%	109.35%	(52.70)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$43,471	$34,022	$71,817	$354,408	$45,503
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.44%	0.51%	0.65%	0.74%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.47%	1.04%	0.88%	0.69%	1.17%
Net Investment Income(4)	1.92%	0.88%	0.11%	0.21%	5.67%
Portfolio Turnover Rate(5)	31%	40%	28%	46%	59%

	Years Ended June 30,			For the period September 1, 2020* to June 30,
AdvisorShares Pure US Cannabis ETF	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$5.48	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.27	0.08	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	1.56	(4.95)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.83	(4.87)	(29.80)	15.22
Distributions from Realized Capital Gains	—	—	(0.07)	—
Total Distributions	—	—	(0.07)	—
Net Asset Value, End of Year/Period	$7.31	$5.48	$10.35	$40.22
Market Value, End of Year/Period	$7.27	$5.55	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	33.39%	(47.04)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	30.99%	(46.48)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$888,666	$343,385	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.74%	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.74%	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	3.44%	0.96%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	4%	13%	48%	68%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,			For the period December 28, 2020* to June 30,
AdvisorShares Q Dynamic Growth ETF	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.49	$22.02	$28.12	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.08	(0.10)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	5.28	6.57	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.36	6.47	(6.10)	3.12
Net Asset Value, End of Year/Period	$33.85	$28.49	$22.02	$28.12
Market Value, End of Year/Period	$33.85	$28.49	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	18.81%	29.37%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	18.81%	29.44%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,725	$28,349	$40,299	$68,763
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	1.45%	1.32%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.71%	1.31%	1.13%	1.49%
Net Investment Income (Loss)(5)	0.25%	(0.44)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(6)	330%	57%	106%	61%

	Years Ended June 30,
AdvisorShares Ranger Equity Bear ETF	2024		2023		2022		2021(9)		2020(9)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$22.62		$31.85		$23.00		$48.55		$63.84
Investment Operations
Net Investment Income (Loss)(1)	1.20		0.63		(0.97)		(1.59)		(0.64)
Net Realized and Unrealized Gain (Loss)	(1.35)		(9.86)		9.82		(23.96)		(14.55)
Distributions of Net Realized Gains by other investment companies	—		—		—		0.00	(7)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.15)		(9.23)		8.85		(25.55)		(15.19)
Distributions from Net Investment Income	(1.83)		—		—		—		(0.10)
Total Distributions	(1.83)		—		—		—		(0.10)
Net Asset Value, End of Year/Period	$20.64		$22.62		$31.85		$23.00		$48.55
Market Value, End of Year/Period	$20.68		$22.63		$31.96		$23.00		$48.50
Total Return
Total Investment Return Based on Net Asset Value(3)	0.08%		(28.99)%		38.48%		(52.62)%		(23.79)%
Total Investment Return Based on Market(3)	0.13%		(29.19)%		38.96%		(52.58)%		(23.94)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$67,765		$122,632		$166,185		$50,655		$162,019
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.62	%(8)	3.39	%(8)	4.15	%(8)	4.90	%(8)	3.10	%(8)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.62	%(8)	3.39	%(8)	4.15	%(8)	4.90	%(8)	3.10	%(8)
Net Investment Income (Loss)(5)	5.55%		2.34%		(3.70)%		(4.49)%		(1.07)%
Portfolio Turnover Rate(6)	912%		1001%		1462%		669%		593%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	Amount represents less than $0.005 or 0.005%.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.86%, 1.69%, 2.47%, 3.14% and 1.42% for the periods ended June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, respectively.
(9)	After the close of business on February 5, 2021, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,			For the period April 20, 2021* to June 30,
AdvisorShares Restaurant ETF	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$21.66	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(1)	0.06	0.23	0.13	(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	2.93	4.89	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	2.99	5.12	(7.43)	(0.25)
Distributions from Net Investment Income	(0.11)	(0.43)	(0.04)	—
Total Distributions	(0.11)	(0.43)	(0.04)	—
Net Asset Value, End of Year/Period	$24.54	$21.66	$16.97	$24.44
Market Value, End of Year/Period	$24.52	$21.66	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(4)	13.85%	30.59%	(30.46)%	(1.01)%
Total Investment Return Based on Market(4)	13.76%	30.95%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,068	$2,600	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.95%	3.97%	2.11%	7.93%
Net Investment Income (Loss)(5)	0.28%	1.20%	0.57%	(0.03)%
Portfolio Turnover Rate(6)	75%	113%	86%	26%

	Years Ended June 30,
AdvisorShares STAR Global Buy-Write ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$37.57	$34.61	$39.83	$32.20	$32.28
Investment Operations
Net Investment Income (Loss)(1)	0.46	0.25	0.13	(0.16)	0.09
Net Realized and Unrealized Gain (Loss)	4.27	3.35	(5.12)	7.89	(0.02)
Distributions of Net Realized Gains by other investment companies	—	—	—	0.00 (2)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	4.73	3.60	(4.99)	7.73	0.07
Distributions from Net Investment Income	(0.44)	(0.08)	—	(0.10)	(0.15)
Distributions from Realized Capital Gains	—	(0.56)	(0.23)	—	—
Total Distributions	(0.44)	(0.64)	(0.23)	(0.10)	(0.15)
Net Asset Value, End of Year/Period	$41.86	$37.57	$34.61	$39.83	$32.20
Market Value, End of Year/Period	$41.83	$37.56	$34.62	$39.83	$32.25
Total Return
Total Investment Return Based on Net Asset Value(4)	12.69%	10.60%	(12.64)%	24.04%	0.20%
Total Investment Return Based on Market(4)	12.62%	10.54%	(12.60)%	23.86%	0.63%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$61,539	$53,725	$37,547	$18,323	$12,882
Ratio to Average Net Assets of:(7)
Expenses, after expense waivers and reimbursements or recapture(5)	1.22%	1.54%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.22%	1.33%	1.82%	2.48%	2.20%
Net Investment Income (Loss)(5)	1.18%	0.71%	0.33%	(0.43)%	0.26%
Portfolio Turnover Rate(6)	24%	23%	41%	55%	47%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Years Ended June 30,
AdvisorShares Vice ETF	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.77	$25.20	$36.07	$22.81	$25.11
Investment Operations
Net Investment Income(1)	0.42	0.45	0.18	0.19	0.42
Net Realized and Unrealized Gain (Loss)	—	3.38	(10.73)	13.44	(2.10)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.42	3.83	(10.55)	13.63	(1.68)
Distributions from Net Investment Income	(0.46)	(0.26)	(0.14)	(0.37)	(0.62)
Distributions from Realized Capital Gains	—	—	(0.18)	—	—
Total Distributions	(0.46)	(0.26)	(0.32)	(0.37)	(0.62)
Net Asset Value, End of Year/Period	$28.73	$28.77	$25.20	$36.07	$22.81
Market Value, End of Year/Period	$28.71	$28.77	$25.13	$36.06	$22.80
Total Return
Total Investment Return Based on Net Asset Value(3)	1.55%	15.24%	(29.45)%	59.98%	(6.91)%
Total Investment Return Based on Market(3)	1.48%	15.58%	(29.62)%	60.05%	(6.99)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,039	$9,782	$8,695	$13,889	$9,126
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.18%	1.90%	1.64%	1.71%	1.59%
Net Investment Income(4)	1.51%	1.65%	0.59%	0.63%	1.77%
Portfolio Turnover Rate(5)	124%	147%	83%	125%	41%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST
Notes to Financial Statements

June 30, 2024

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust is comprised of 17 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS 2X Daily ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

1. Organization – (continued)

AdvisorShares MSOS 2X Daily ETF (“MSOS Daily 2X Daily ETF”) seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, MSOS 2X Daily ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF, is a diversified investment company under the 1940 Act.

For the year ended June 30, 2024, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of June 30, 2024	% of Fund Net Assets as of June 30, 2024	Reference location
Dorsey Wright FSM All Cap World ETF	iShares Morningstar Growth ETF	$40,310,650	50.4%	https://www.ishares.com/us
	iShares MSCI USA Momentum Factor ETF	39,565,625	49.5	https://www.ishares.com/us

Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series 1	56,344,294	50.3	https://www.invesco.com
	iShares MSCI USA Momentum Factor ETF	55,359,060	49.5	https://www.ishares.com/us

Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	16,403,206	37.7	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	28,271,141	45.9	https://us.spdrs.com

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies – (continued)

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies – (continued)

the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the year ended June 30, 2024 was $83,267 and $2,952,522, respectively, which is included as Interest in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies – (continued)

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY. Cash collateral is held in a separate account managed by BNY, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at June 30, 2024 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the Statements	Net Amounts Presented in the Statements	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	of Assets and (Liabilities)	of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(2,297,590)	$—	$(2,297,590)	$2,297,590	(1)	$—	$—
Money Market Instruments	2,297,590	—	2,297,590	2,297,590		—	—
Dorsey Wright FSM All Cap World ETF
Securities Lending	(2,786,001)	—	(2,786,001)	2,786,001	(1)	—	—
Money Market Instruments	2,786,001	—	2,786,001	2,786,001		—	—
MSOS 2x Daily ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(399,513)	—	(399,513)	—		—	(399,513)
Psychedelics ETF
Securities Lending	(429,996)	—	(429,996)	429,996	(1)	—	—
Money Market Instruments	429,996	—	429,996	429,996		—	—
Pure Cannabis ETF
Securities Lending	(3,040,984)	—	(3,040,984)	3,040,984	(1)	—	—
Money Market Instruments	3,040,984	—	3,040,984	3,040,984		—	—
Pure US Cannabis ETF
Securities Lending	—	—	—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(3,754,051)	—	(3,754,051)	—		—	(3,754,051)
Q Dynamic Growth ETF
Securities Lending	(1,136,149)	—	(1,136,149)	1,136,149	(1)	—	—
Money Market Instruments	1,136,149	—	1,136,149	1,136,149		—	—
Restaurant ETF
Securities Lending	(58,065)	—	(58,065)	58,065	(1)	—	—
Money Market Instruments	58,065	—	58,065	58,065		—	—
STAR Global Buy-Write ETF
Securities Lending	(2,210,170)	—	(2,210,170)	2,210,170	(1)	—	—
Money Market Instruments	2,210,170	—	2,210,170	2,210,170		—	—
Vice ETF
Securities Lending	(144,203)	—	(144,203)	144,203	(1)	—	—
Money Market Instruments	144,203	—	144,203	144,203		—	—

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

2. Summary of Significant Accounting Policies – (continued)

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.75%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
Insider Advantage ETF	0.70%
MSOS 2X Daily ETF	0.85%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60%**
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	1.00%*
Ranger Equity Bear ETF	1.50%

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Rate
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

**	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.

With respect to the AdvisorShares Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/–	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

3. Investment Advisory Agreement and Other Agreements – (continued)

With respect to the AdvisorShares Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/–	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

3. Investment Advisory Agreement and Other Agreements – (continued)

termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the year ended June 30, 2024 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65%-0.85%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
Insider Advantage ETF	0.90%
MSOS 2X Daily ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Canabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright ADR ETF	$12,898	$12,898	6/30/2025
	18,402	18,402	6/30/2026
	38,935	36,096	6/30/2027
Total	70,235	67,396

Dorsey Wright FSM All Cap World ETF	14,930	3,186	6/30/2025
	—	—	6/30/2026
	13,207	—	6/30/2027
Total	28,137	3,186

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Dorsey Wright FSM US Core ETF	$18,117	$—	6/30/2025
	—	—	6/30/2026
	856	—	6/30/2027
Total	18,973	—

Dorsey Wright Short ETF	—	—	6/30/2026
	22,151	13,247	6/30/2027
Total	22,151	13,247

Focused Equity ETF	134,742	134,742	6/30/2025
	137,790	137,790	6/30/2026
	208,140	208,140	6/30/2027
Total	480,672	480,672

Gerber Kawasaki ETF	110,127	110,127	6/30/2025
	93,397	93,397	6/30/2026
	165,111	165,111	6/30/2027
Total	368,635	368,635

Hotel ETF	28,064	28,064	6/30/2025
	70,955	70,955	6/30/2026
	107,021	107,021	6/30/2027
Total	206,040	206,040

Insider Advantage ETF	31,171	31,171	6/30/2025
	67,433	67,433	6/30/2026
	74,870	71,631	6/30/2027
Total	173,474	170,235

MSOS 2x Daily ETF	140,585	140,585	6/30/2026
	86,127	84,284	6/30/2027
	226,712	224,869

Psychedelics ETF	94,175	94,175	6/30/2025
	140,498	140,498	6/30/2026
	130,442	130,442	6/30/2027
Total	365,115	365,115

Pure Cannabis ETF	283,232	283,232	6/30/2025
	165,820	165,820	6/30/2026
	310,912	310,912	6/30/2027
Total	759,964	759,964

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Expenses Reimbursed	Recoupment Balance	Recoupment Expiration
Pure US Cannabis ETF	$291,422	$291,422	6/30/2025
	136,205	136,205	6/30/2026
	139,088	4,774	6/30/2027
Total	566,715	432,401

Q Dynamic Growth ETF	2,148	2,148	6/30/2026
	63,956	59,876	6/30/2027
Total	66,104	62,024

Restaurant ETF	47,970	47,970	6/30/2025
	77,174	77,174	6/30/2026
	108,238	108,238	6/30/2027
Total	233,382	233,382

STAR Global Buy-Write ETF	3,755	—	6/30/2025
Total	3,755	—

Vice ETF	73,954	73,954	6/30/2025
	82,098	82,098	6/30/2026
	94,520	94,520	6/30/2027
Total	250,572	250,572

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

4. Creation and Redemption Transactions – (continued)

Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To compensate a fund for transfer and other transaction costs involved in creation transactions and redemption transactions through the clearing process, investors will be required to pay a minimum transaction fee, assessed per transaction, of $500. To the extent a Creation Unit consists of more than 100 securities, an additional fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC’s CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At June 30, 2024, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	$523,165

Fund	Liability Derivatives	Equity Risk
MSOS 2X Daily ETF	Unrealized Depreciation on OTC Swap Contracts	$399,513
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	4,277,216
STAR Global Buy-Write ETF	Options Written, at value	9,828

Transactions in derivative instruments during the year ended June 30, 2024, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS 2X Daily ETF	Swaps	$(40,897,424)
Pure US Cannabis ETF	Swaps	45,715,918
STAR Global Buy-Write ETF	Options Written	(300,388)
STAR Global Buy-Write ETF	Purchased Options	(173,397)

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS 2X Daily ETF	Swaps	$(443,685)
Pure US Cannabis ETF	Swaps	(2,073,590)
STAR Global Buy-Write ETF	Options Written	4,693
STAR Global Buy-Write ETF	Purchased Options	76,559

For the year ended June 30, 2024, the average volume of the derivatives opened by the Funds was as follows:

	MSOS 2X Daily ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$1,290,900	$1,760,567	$—
Purchased Options Contracts	—	—	106,069
Written Options Contracts	—	—	29,756

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021 − 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2024, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$20,450,101	$7,668,693	$(197,633)	$7,471,060	$—
Dorsey Wright FSM All Cap World ETF	75,354,567	7,531,688	—	7,531,688	—
Dorsey Wright FSM US Core ETF	86,726,489	25,256,773	(1,456)	25,255,317	—
Dorsey Wright Short ETF	26,057,199	—	—	—	2,955,242
Focused Equity ETF	138,575,985	20,443,474	(4,739,373)	15,704,101	—
Gerber Kawasaki ETF	17,327,241	5,685,714	(464,631)	5,221,083	—
Hotel ETF	3,174,766	417,044	(179,399)	237,645	—
Insider Advantage ETF	43,620,112	4,490,132	(1,145,777)	3,344,355	—
MSOS 2x Daily ETF	4,452,979	—	—	—	(399,513)
Psychedelics ETF	16,076,098	432,697	(10,418,222)	(9,985,525)	—
Pure Cannabis ETF	135,727,230	1,045,691	(90,356,847)	(89,311,156)	—
Pure US Cannabis ETF	266,494,496	1,641,991,487	(1,682,033,922)	(40,042,435)	(3,754,051)
Q Dynamic Growth ETF	23,974,773	3,062,121	(93,992)	2,968,129	—
Ranger Equity Bear ETF	78,944,847	—	—	—	474,264
Restaurant ETF	2,515,358	783,906	(126,098)	657,808	—
STAR Global Buy-Write ETF	56,636,711	7,941,097	(775,626)	7,165,471	6,676
Vice ETF	6,613,027	1,028,470	(410,464)	618,006	—

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

7. Federal Income Tax – (continued)

At June 30, 2024, the components of distributable earnings/loss on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Timing Differences	Post- October/ Late-year Ordinary Deferrals	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Dorsey Wright ADR ETF	$2,085	$—	$(55,741,180)	$—	$—	$7,471,060	$(48,268,035)
Dorsey Wright FSM All Cap World ETF	—	—	(26,979,215)	(9,529)	(177,868)	7,531,688	(19,634,924)
Dorsey Wright FSM US Core ETF	—	—	(2,748,633)	(9,529)	(172,951)	25,255,317	22,324,204
Dorsey Wright Short ETF	744,072	—	(93,746,087)	—	—	2,955,242	(90,046,773)
Focused Equity ETF	500,731	—	(843,609)	—	—	15,704,101	15,361,223
Gerber Kawasaki ETF	—	—	(9,943,478)	(7,959)	(4,231)	5,221,083	(4,734,585)
Hotel ETF	—	—	(1,274,799)	(11,705)	—	237,645	(1,048,859)
Insider Advantage ETF	202,534	—	(20,151,130)	—	—	3,344,355	(16,604,241)
MSOS 2x Daily ETF	—	—	(46,076,721)	(24,057)	(3,652,995)	(399,513)	(50,153,286)
Psychedelics ETF	27,243	—	(5,756,437)	(20,112)	—	(9,985,525)	(15,734,831)
Pure Cannabis ETF	126,515	—	(176,636,647)	—	—	(89,311,156)	(265,821,288)
Pure US Cannabis ETF	—	—	(1,470,157,724)	(99,445)	(12,596,522)	(43,796,486)	(1,526,650,177)
Q Dynamic Growth ETF	—	—	(4,423,946)	(9,645)	(20,354)	2,968,129	(1,485,816)
Ranger Equity Bear ETF	2,415,681	—	(401,503,489)	—	—	474,264	(398,613,544)
Restaurant ETF	821	—	(1,174,649)	(11,705)	—	657,808	(527,725)
STAR Global Buy-Write ETF	348,568	—	(1,777,748)	(700,640)	—	7,172,147	5,042,327
Vice ETF	55,314	—	(1,784,672)	—	—	618,006	(1,111,352)

The differences between book and tax basis components of net assets are primarily attributed to wash sale loss deferrals and other book/tax differences.

At June 30, 2023, the effect of permanent book/tax reclassifications resulted in increases/(decreases) to the components of net assets as follows:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Dorsey Wright ADR ETF	$(1,622,742)	$1,622,742
Dorsey Wright FSM All Cap World ETF	(13,434,187)	13,434,187
Dorsey Wright FSM US Core ETF	(4,529,766)	4,529,766
Dorsey Wright Short ETF	—	—
Focused Equity ETF	(7,639,829)	7,639,829
Gerber Kawasaki ETF	(171,316)	171,316
Hotel ETF	(353,540)	353,540
Insider Advantage ETF	(269,314)	269,314
MSOS 2x Daily ETF	692,104	(692,104)
Psychedelics ETF	—	—
Pure Cannabis ETF	244,658	(244,658)
Pure US Cannabis ETF	13,821,822	(13,821,822)

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

7. Federal Income Tax – (continued)

Fund	Distributable Earnings (Loss)	Paid-in Capital
Q Dynamic Growth ETF	$(422,319)	$422,319
Ranger Equity Bear ETF	—	—
Restaurant ETF	(138,275)	138,275
STAR Global Buy-Write ETF	(705,484)	705,484
Vice ETF	(658,523)	658,523

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses and redemptions-in-kind.

The tax character of distributions paid during the fiscal years ended June 30, 2024 and 2023 were as follows:

Fund	2024 Ordinary Income	2024 Long Term Capital Gains	2024 Return of Capital	2023 Ordinary Income	2023 Long Term Capital Gains	2023 Return of Capital
Dorsey Wright ADR ETF	$363,090	$—		$830,502	$—	$—
Dorsey Wright FSM All Cap World ETF	1,203,485	—		459,135	—	—
Dorsey Wright FSM US Core ETF	278,455	—		703,469	—	—
Dorsey Wright Short ETF	1,498,804	—		—	—	—
Focused Equity ETF	207,722	—		155,922	—	—
Gerber Kawasaki ETF	24,169	—		185,487	—	—
Hotel ETF	65,051	—		9,873	—	—
Insider Advantage ETF	498,714	—		693,692	—	—
MSOS 2x Daily ETF	—	—		—	—	—
Psychedelics ETF	14,044	—		160,462	—	—
Pure Cannabis ETF	762,879	—		305,589	—	—
Pure US Cannabis ETF	—	—		—	—	—
Q Dynamic Growth ETF	—	—		—	—	—
Ranger Equity Bear ETF	6,472,045	—		—	—	—
Restaurant ETF	13,961	—		53,627	—	—
STAR Global Buy-Write ETF	610,224	—		650,549	67,088	—
Vice ETF	132,733	—		80,580	—	—

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

7. Federal Income Tax – (continued)

Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2024 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post- October Loss	Long-Term Capital Post- October Loss
Dorsey Wright ADR ETF	$—	$—	$—
Dorsey Wright FSM All Cap World ETF	177,868	—	—
Dorsey Wright FSM US Core ETF	172,951	—	—
Dorsey Wright Short ETF	—	—	—
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	4,231	—	—
Hotel ETF	—	—	—
Insider Advantage ETF	—	—	—
MSOS 2x Daily ETF	3,652,995	—	—
Psychedelics ETF	—	—	—
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	12,596,522	—	—
Q Dynamic Growth ETF	20,354	—	—
Ranger Equity Bear ETF	—	—	—
Restaurant ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$55,741,180	$—	$55,741,180
Dorsey Wright FSM All Cap World ETF	20,813,668	6,165,547	26,979,215
Dorsey Wright FSM US Core ETF	2,748,633	—	2,748,633
Dorsey Wright Short ETF	93,518,528	227,559	93,746,087
Focused Equity ETF	153,889	689,720	843,609
Gerber Kawasaki ETF	5,908,135	4,035,343	9,943,478
Hotel ETF	631,989	642,810	1,274,799
Insider Advantage ETF	19,287,852	863,278	20,151,130
MSOS 2x Daily ETF	46,076,721	—	46,076,721
Psychedelics ETF	829,619	4,926,818	5,756,437
Pure Cannabis ETF	45,496,153	131,140,494	176,636,647
Pure US Cannabis ETF	919,745,969	550,411,755	1,470,157,724
Q Dynamic Growth ETF	4,423,946	—	4,423,946
Ranger Equity Bear ETF	400,602,125	901,364	401,503,489
Restaurant ETF	988,433	186,216	1,174,649
STAR Global Buy-Write ETF	789,593	988,155	1,777,748
Vice ETF	1,482,231	302,441	1,784,672

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

7. Federal Income Tax – (continued)

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2024:

Fund	Utilized Amount
Dorsey Wright ADR ETF	$—
Dorsey Wright FSM All Cap World ETF	—
Dorsey Wright FSM US Core ETF	587,350
Dorsey Wright Short ETF	1,088,199
Focused Equity ETF	—
Gerber Kawasaki ETF	—
Hotel ETF	133,980
Insider Advantage ETF	8,039,037
MSOS 2x Daily ETF	—
Psychedelics ETF	—
Pure Cannabis ETF	—
Pure US Cannabis ETF	69,361,307
Q Dynamic Growth ETF	955,418
Ranger Equity Bear ETF	—
Restaurant ETF	—
STAR Global Buy-Write ETF	—
Vice ETF	—

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended June 30, 2024 were as follows:

	Purchases			Sales
Fund	Long Term	U.S. Government	In-Kind	Long Term	U.S. Government	In-Kind
Dorsey Wright ADR ETF	$11,936,983	$—	$—	$11,745,139	$—	$8,684,811
Dorsey Wright FSM All Cap World ETF	117,344,532	—	85,086,082	118,889,347	—	105,817,826
Dorsey Wright FSM US Core ETF	95,012,225	—	50,869,867	95,718,414	—	51,553,422
Dorsey Wright Short ETF	61,896,765	—	—	47,385,620	—	—
Focused Equity ETF	18,700,556	—	95,254,079	18,753,503	—	25,479,653
Gerber Kawasaki ETF	10,034,287	—	2,044,641	10,117,048	—	851,212
Hotel ETF	3,623,766	—	545,391	3,768,512	—	1,696,422
Insider Advantage ETF	110,275,251	—	—	110,550,478	—	2,581,174
MSOS 2x Daily ETF	—	—	—	—	—	—
Psychedelics ETF	4,764,556	—	2,612,719	4,401,700	—	—
Pure Cannabis ETF	13,023,221	—	—	13,166,724	—	856,646
Pure US Cannabis ETF	66,766,304	—	29,490,046	2,183,080	—	496,175
Q Dynamic Growth ETF	73,856,011	—	13,103,052	73,871,005	—	19,443,621
Ranger Equity Bear ETF	838,395,667	—	—	762,085,909	—	—
Restaurant ETF	2,037,859	—	566,009	2,409,538	—	397,550
STAR Global Buy-Write ETF	12,917,709	—	4,557,969	13,402,599	—	2,807,084
Vice ETF	9,472,444	—	1,249,926	9,786,131	—	3,653,667

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

9. Risks Involved with Investing in the Funds – (continued)

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

9. Risks Involved with Investing in the Funds – (continued)

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred, other than those disclosed below, that require additional disclosure.

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

11. Unaudited Tax Information

Qualified Dividend Income — Certain dividends paid by the Funds may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the year ended June 30, 2024, taxed at a minimum rate of 15% were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	100.00%
Dorsey Wright FSM All Cap World ETF	94.90%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	64.18%
Hotel ETF	100.00%
Insider Advantage ETF	100.00%
MSOS 2x Daily ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	100.00%
STAR Global Buy-Write ETF	100.00%
Vice ETF	100.00%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended June 30, 2024 that qualifies for the dividends received deduction were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	0.00%
Dorsey Wright FSM All Cap World ETF	52.91%
Dorsey Wright FSM US Core ETF	100.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	100.00%
Gerber Kawasaki ETF	40.91%
Hotel ETF	100.00%
Insider Advantage ETF	100.00%
MSOS 2x Daily ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	100.00%
STAR Global Buy-Write ETF	76.64%
Vice ETF	79.84%

ADVISORSHARES TRUST
Notes to Financial Statements (Continued)

June 30, 2024

11. Unaudited Tax Information – (continued)

Qualified Interest Income — For nonresident alien shareholders, the percentage of ordinary income distributions for the year ended June 30, 2024 that qualified interest income were as follows:

Fund	Percentage
Dorsey Wright ADR ETF	0.00%
Dorsey Wright FSM All Cap World ETF	0.00%
Dorsey Wright FSM US Core ETF	0.00%
Dorsey Wright Short ETF	0.00%
Focused Equity ETF	0.00%
Gerber Kawasaki ETF	0.00%
Hotel ETF	0.00%
Insider Advantage ETF	0.00%
MSOS 2x Daily ETF	0.00%
Psychedelics ETF	0.00%
Pure Cannabis ETF	0.00%
Pure US Cannabis ETF	0.00%
Q Dynamic Growth ETF	0.00%
Ranger Equity Bear ETF	0.00%
Restaurant ETF	0.00%
STAR Global Buy-Write ETF	0.00%
Vice ETF	0.00%

The following Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid were as follows:

Fund	Foreign Taxes Paid	Gross Foreign Income
Dorsey Wright ADR ETF	$9,858	$582,953
Dorsey Wright FSM All Cap World ETF	—	—
Dorsey Wright FSM US Core ETF	—	—
Dorsey Wright Short ETF	—	—
Focused Equity ETF	—	—
Gerber Kawasaki ETF	—	—
Hotel ETF	—	—
Insider Advantage ETF	—	—
MSOS 2x Daily ETF	—	—
Psychedelics ETF	—	—
Pure Cannabis ETF	—	—
Pure US Cannabis ETF	—	—
Q Dynamic Growth ETF	—	—
Ranger Equity Bear ETF	—	—
Restaurant ETF	—	—
STAR Global Buy-Write ETF	—	—
Vice ETF	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of AdvisorShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Dorsey Wright ADR ETF, Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF, Dorsey Wright Short ETF, Focused Equity ETF, Gerber Kawasaki ETF, Hotel ETF, Insider Advantage ETF, MSOS 2x Daily ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, Q Dynamic Growth ETF, Ranger Equity Bear ETF, Restaurant ETF, STAR Global Buy-Write ETF, and Vice ETF, each a series of AdvisorShares Trust (the “Funds”), including the schedules of investments, as of June 30, 2024, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting AdvisorShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Dorsey Wright ADR ETF, Dorsey Wright Short ETF, Focused Equity ETF, Insider Advantage ETF, Pure Cannabis ETF, Ranger Equity Bear ETF, STAR Global Buy-Write ETF, Vice ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024

Dorsey Wright FSM All Cap World ETF, Dorsey Wright FSM US Core ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the four years in the period ended June 30, 2024 and the period December 26, 2019 (commencement of operations) through June 30, 2020

Pure US Cannabis ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period September 1, 2020 (commencement of operations) through June 30, 2021

Q Dynamic Growth ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period December 28, 2020 (commencement of operations) through June 30, 2021

Hotel ETF, Restaurant ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period April 20, 2021 (commencement of operations) through June 30, 2021

Gerber Kawasaki ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period July 2, 2021 (commencement of operations) through June 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Individual Funds constituting AdvisorShares Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Psychedelics ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period September 16, 2021 (commencement of operations) through June 30, 2022

MSOS 2x Daily ETF	For the year ended June 30, 2024	For the year ended June 30, 2024 and the period August 24, 2022 through June 30, 2023	For the year ended June 30, 2024 and the period August 24, 2022 through June 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2009.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2024

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of the Advisory Agreement for Each Fund and the Sub-Advisory Agreements for the

AdvisorShares Gerber Kawasaki ETF and AdvisorShares STAR Global Buy-Write ETF

At meetings of the Board of Trustees (the “Board”) of AdvisorShares Trust (the “Trust”) held on February 28, 2024 and May 29, 2024, the Board, including those trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the renewal of (a) separate sub-advisory agreements (together, the “Sub-Advisory Agreements”) between AdvisorShares Investments, LLC (the “Advisor”) and (1) Gerber Kawasaki, Inc., on behalf of the AdvisorShares Gerber Kawasaki ETF and (2) CreativeOne Wealth, LLC, on behalf of the AdvisorShares STAR Global Buy-Write ETF (together, the “Sub-Advisors”), pursuant to which the Sub-Advisors perform portfolio management and related services, and (b) the investment advisory agreement between the Advisor and the Trust (together with the Sub-Advisory Agreements, the “Advisory Agreements”), on behalf of each series of the Trust (each, a “Fund” and, collectively, the “Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, to continue after their initial two-year term, the Advisory Agreements must be approved annually: (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds meetings to decide whether to renew the Advisory Agreements for an additional one-year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Advisor and Sub-Advisors. The Board uses this information, as well as other information that the Advisor, Sub-Advisors and other service providers may submit to the Board at the meetings and over the course of the prior year, to help evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements and decide whether to renew the Advisory Agreements for an additional year.

As discussed in further detail below, prior to and at the meetings, the Board, including the Independent Trustees, was presented with information to help it evaluate the Advisor’s and each Sub-Advisor’s fee and other aspects of the Advisory Agreements. The Board reviewed written materials from the Advisor and each Sub-Advisor regarding, among other things: (i) the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor; (ii) the performance by the Advisor and each Sub-Advisor of its duties; (iii) the investment performance of each Fund; (iv) the costs of the services provided and profits realized by the Advisor and each Sub-Advisor; (v) the potential for economies of scale for the benefit of each Fund’s shareholders; and (vi) any ancillary benefits to the Adviser and each Sub-Advisor. The Board received an overview of the Advisor’s and each Sub-Advisor’s operations and management of the Funds, including comparative fee data and profitability analysis for each Fund, and was also provided with information with respect to compliance oversight. The Board reviewed the management of each Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed the Advisor’s and each Sub-Advisor’s overall business generally, including any noteworthy personnel changes.

The Board deliberated on the renewal of the Advisory Agreements in light of the written materials that it received before the meetings, information it received at the meetings, and information it had received at prior board meetings. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the Advisor and each Sub-Advisor and the renewal of each Advisory Agreement. The Board did not identify any single piece of information discussed below that was paramount, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of the services provided by the Advisor and each Sub-Advisor, the Board reviewed the services provided to each Fund by the Advisor and applicable Sub-Advisor, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services, such as portfolio management compliance services, and the preparation and filing of certain reports on behalf

BOARD REVIEW OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

of the Funds. The Trustees reviewed the extensive responsibilities that the Advisor has as investment advisor to each Fund, including the oversight of the activities and operations of the Sub-Advisors, as applicable, and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The most recent Form ADV for the Advisor and each Sub-Advisor was provided to the Board, as were responses to a detailed series of questions that, among other things, requested information about their business, services, and financial condition. The Board considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Advisor and each Sub-Advisor, including those individuals responsible for portfolio management, the Advisor’s and each Sub-Advisor’s operational capabilities and resources, and their experience in managing investment portfolios. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisor and each Sub-Advisor.

Performance of the Funds. The Board was provided with information regarding each Fund’s performance for various periods, as well as comparative performance information. The Advisor and each Sub-Advisor provided information regarding factors impacting the performance of the Funds, outlining current market conditions, and explaining its expectations and strategies for the future. The Board noted that each Fund is actively managed and that it receives regular reports regarding each Fund’s performance at its quarterly meetings. Based on this information, the Board concluded that it was satisfied with the investment results that the Advisor and each Sub-Advisor had been able to achieve for its respective Fund.

Cost of Services and Profitability. In considering whether the advisory and sub-advisory fees payable with respect to each Fund are reasonable, the Board reviewed the advisory fee paid by each Fund to the Advisor, the sub-advisory fee paid by the Advisor to each Sub-Advisor, the fees waived and/or expenses reimbursed by the Advisor and each Sub-Advisor over the period, the costs and other expenses incurred by the Advisor and each Sub-Advisor in providing advisory services, and the Advisor’s and each Sub-Advisor’s profitability analysis with respect to each Fund, as applicable. In discussing the fee arrangements between the Advisor and each Sub-Advisor, the Board noted that the Advisor pays each Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also reviewed information comparing each Fund’s fee to the fee paid by comparable funds. The Board also considered the Advisor’s contractual arrangement to waive its advisory fee and/or reimburse expenses in an effort to control the expense ratios of the Funds. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory fees appear to be reasonable in light of the services rendered.

Economies of Scale. The Board considered for each Fund whether economies of scale were realized, noting any fee waivers and/or expense reimbursements by the Advisor and Sub-Advisors and whether the Advisor’s and/or Sub-Advisors’ fees include breakpoints. The Board determined to continue to assess on an ongoing basis whether the aggregate advisory fee for each Fund appropriately takes into account any economies of scale that had been realized as a result of any significant asset growth of a Fund.

Ancillary Benefits. The Board noted the potential benefits to be received by the Advisor and each Sub-Advisor as a result of its relationship with a Fund (other than the advisory or sub-advisory fee), including the intangible benefits of its association with the Trust generally and any favorable publicity arising in connection with a Fund’s performance.

Conclusion. Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (i) concluded that the terms of each Advisory Agreement are fair and reasonable; (ii) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; (iii) concluded that each Sub-Advisor’s fee is reasonable in light of the services that it provides to its respective Fund; and (iv) agreed to renew each Advisory Agreement for another year.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC
4800 Montgomery Lane, Suite 150
Bethesda, MD 20814

Sub-Advisors

CreativeOne Wealth, LLC
6330 Sprint Parkway, Suite 400
Overland Park, KS 66211

Gerber Kawasaki, Inc.
2716 Ocean Park Boulevard
Santa Monica, CA 90405

Ranger Alternative Management, L.P.
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
 240 Greenwich Street
New York, NY 10286

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	August 30, 2024

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	August 30, 2024

*	Print the name and title of each signing officer under his or her signature.